PSF PGIM FLEXIBLE MANAGED PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Long-Term Investments — 94.3%
Common Stocks — 60.4%
Aerospace & Defense — 1.3%
General Electric Co.	132,300	$26,479,845
Howmet Aerospace, Inc.	39,200	5,085,416
Kongsberg Gruppen ASA (Norway)	659	96,619
L3Harris Technologies, Inc.	26,800	5,609,508
Lockheed Martin Corp.	7,000	3,126,970
MTU Aero Engines AG (Germany)	16	5,560
Northrop Grumman Corp.	36,100	18,483,561
Rheinmetall AG (Germany)	63	90,148
Rolls-Royce Holdings PLC (United Kingdom)*	34,267	333,054
RTX Corp.	23,600	3,126,056
Safran SA (France)	820	215,892
Singapore Technologies Engineering Ltd. (Singapore)	6,000	30,133
Thales SA (France)	342	90,911
		62,773,673
Air Freight & Logistics — 0.3%
FedEx Corp.	61,400	14,968,092
Automobile Components — 0.0%
Aisin Corp. (Japan)	6,000	65,537
Cie Generale des Etablissements Michelin SCA (France)	4,149	145,823
Denso Corp. (Japan)	2,800	34,738
FCC Co. Ltd. (Japan)	900	18,806
Sumitomo Electric Industries Ltd. (Japan)	3,800	63,422
		328,326
Automobiles — 1.1%
Ferrari NV (Italy)	312	133,243
General Motors Co.	353,700	16,634,511
Subaru Corp. (Japan)	5,600	100,291
Suzuki Motor Corp. (Japan)	13,400	164,487
Tesla, Inc.*	141,200	36,593,392
Toyota Motor Corp. (Japan)	6,700	118,438
		53,744,362
Banks — 2.3%
ABN AMRO Bank NV (Netherlands), 144A, CVA	2,822	59,463
AIB Group PLC (Ireland)	10,673	68,939
ANZ Group Holdings Ltd. (Australia)	4,918	90,044
Banco Bilbao Vizcaya Argentaria SA (Spain)	15,187	207,266
Banco Santander SA (Spain)	19,673	132,535
Bank Hapoalim BM (Israel)	5,412	73,392
Bank Leumi Le-Israel BM (Israel)	8,592	115,705
Bank of America Corp.	238,400	9,948,432
Barclays PLC (United Kingdom)	25,000	94,001
BAWAG Group AG (Austria), 144A	115	11,864
BNP Paribas SA (France)	1,052	87,925
BOC Hong Kong Holdings Ltd. (China)	30,500	123,492
Citigroup, Inc.	218,500	15,511,315
Citizens Financial Group, Inc.	22,400	917,728
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Commonwealth Bank of Australia (Australia)	1,062	$100,990
Credit Agricole SA (France)	5,950	108,332
Danske Bank A/S (Denmark)	882	28,869
DBS Group Holdings Ltd. (Singapore)	4,150	142,517
DNB Bank ASA (Norway)	2,009	52,862
Erste Group Bank AG (Austria)	183	12,658
HSBC Holdings PLC (United Kingdom)	32,155	364,525
ING Groep NV (Netherlands)	8,262	161,863
Intesa Sanpaolo SpA (Italy)	48,929	252,164
JPMorgan Chase & Co.	152,194	37,333,188
Lloyds Banking Group PLC (United Kingdom)	21,557	20,219
Mitsubishi UFJ Financial Group, Inc. (Japan)	13,500	184,057
Mizrahi Tefahot Bank Ltd. (Israel)	881	39,622
NatWest Group PLC (United Kingdom)	25,937	153,142
Nordea Bank Abp (Finland)	5,815	74,376
Shizuoka Financial Group, Inc. (Japan)	5,300	57,943
Standard Chartered PLC (United Kingdom)	5,469	81,157
Sumitomo Mitsui Financial Group, Inc. (Japan)	5,400	138,859
Truist Financial Corp.	299,600	12,328,540
U.S. Bancorp	398,800	16,837,336
UniCredit SpA (Italy)	3,177	178,332
United Overseas Bank Ltd. (Singapore)	2,500	70,541
Wells Fargo & Co.	173,600	12,462,744
Westpac Banking Corp. (Australia)	1,822	36,308
		108,663,245
Beverages — 0.7%
Carlsberg A/S (Denmark) (Class B Stock)	60	7,595
Coca-Cola Co. (The)	414,500	29,686,490
Coca-Cola HBC AG (Italy)*	330	14,945
Keurig Dr. Pepper, Inc.	175,900	6,019,298
		35,728,328
Biotechnology — 1.1%
AbbVie, Inc.	106,400	22,292,928
Amgen, Inc.	57,800	18,007,590
Biogen, Inc.*	31,800	4,351,512
Genmab A/S (Denmark)*	244	47,536
Gilead Sciences, Inc.	62,800	7,036,740
		51,736,306
Broadline Retail — 2.4%
Amazon.com, Inc.*	609,500	115,963,470
Next PLC (United Kingdom)	721	103,878
Prosus NV (China)*	952	44,229
		116,111,577
Building Products — 0.2%
Cie de Saint-Gobain SA (France)	2,350	234,100
Geberit AG (Switzerland)	19	11,903
Hayward Holdings, Inc.*	182,000	2,533,440
A1

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Building Products (cont’d.)
Johnson Controls International PLC	11,900	$953,309
ROCKWOOL A/S (Denmark) (Class B Stock)	73	30,259
Trane Technologies PLC	16,700	5,626,564
		9,389,575
Capital Markets — 1.9%
3i Group PLC (United Kingdom)	3,971	186,719
Amundi SA (France), 144A	1,727	135,303
Bank of New York Mellon Corp. (The)	116,700	9,787,629
Deutsche Bank AG (Germany)	8,099	193,057
Euronext NV (Netherlands), 144A	561	81,419
Goldman Sachs Group, Inc. (The)	14,100	7,702,689
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	600	26,691
Intercontinental Exchange, Inc.	28,000	4,830,000
Invesco Ltd.	283,700	4,303,729
Janus Henderson Group PLC	338,800	12,247,620
Magellan Financial Group Ltd. (Australia)	2,200	10,611
Morgan Stanley	141,200	16,473,804
MSCI, Inc.	23,100	13,063,050
Nasdaq, Inc.	39,200	2,973,712
Nomura Holdings, Inc. (Japan)	30,900	190,403
Plus500 Ltd. (Israel)	405	14,377
Raymond James Financial, Inc.	6,300	875,133
S&P Global, Inc.	35,700	18,139,170
Singapore Exchange Ltd. (Singapore)	5,200	51,480
UBS Group AG (Switzerland)	5,254	161,374
		91,447,970
Chemicals — 0.7%
Artience Co. Ltd. (Japan)	300	6,211
DuPont de Nemours, Inc.	194,600	14,532,728
Ecolab, Inc.	22,000	5,577,440
FMC Corp.(a)	25,800	1,088,502
Givaudan SA (Switzerland)	11	47,329
Kemira OYJ (Finland)	572	12,442
Linde PLC	24,900	11,594,436
Mitsubishi Chemical Group Corp. (Japan)	9,100	44,967
Nitto Denko Corp. (Japan)	1,300	24,046
Orica Ltd. (Australia)	2,892	30,910
Solvay SA (Belgium)	411	14,620
		32,973,631
Commercial Services & Supplies — 0.3%
Brambles Ltd. (Australia)	7,593	95,924
Cintas Corp.	10,200	2,096,406
Copart, Inc.*	24,000	1,358,160
Dai Nippon Printing Co. Ltd. (Japan)	2,400	34,170
Veralto Corp.	101,700	9,910,665
		13,495,325
Communications Equipment — 0.7%
Arista Networks, Inc.*	105,500	8,174,140
Cisco Systems, Inc.	378,000	23,326,380
	Shares	Value
Common Stocks (continued)
Communications Equipment (cont’d.)
Nokia OYJ (Finland)	40,514	$213,379
		31,713,899
Construction & Engineering — 0.0%
ACS Actividades de Construccion y Servicios SA (Spain)	2,290	131,064
Eiffage SA (France)	729	84,877
Koninklijke BAM Groep NV (Netherlands)	1,560	8,735
MasTec, Inc.*	12,500	1,458,875
Obayashi Corp. (Japan)	5,500	73,372
Skanska AB (Sweden) (Class B Stock)	345	7,614
Taisei Corp. (Japan)	400	17,805
Vinci SA (France)	788	99,335
		1,881,677
Construction Materials — 0.1%
Buzzi SpA (Italy)	360	17,323
CRH PLC	46,800	4,116,996
Heidelberg Materials AG (Germany)	974	167,896
Holcim AG*	1,597	171,858
		4,474,073
Consumer Finance — 0.4%
American Express Co.	14,000	3,766,700
Synchrony Financial	267,600	14,166,744
		17,933,444
Consumer Staples Distribution & Retail — 1.2%
Carrefour SA (France)	5,079	72,639
Coles Group Ltd. (Australia)	7,938	97,167
Colruyt Group NV (Belgium)	312	12,817
Costco Wholesale Corp.	16,100	15,227,058
Dollar Tree, Inc.*	93,900	7,049,073
Kesko OYJ (Finland) (Class B Stock)	2,510	51,306
Koninklijke Ahold Delhaize NV (Netherlands)	6,113	228,352
Marks & Spencer Group PLC (United Kingdom)	5,616	25,928
Sysco Corp.	64,800	4,862,592
Target Corp.	150,300	15,685,308
Tesco PLC (United Kingdom)	27,838	119,767
Walmart, Inc.	146,800	12,887,572
		56,319,579
Containers & Packaging — 0.2%
Avery Dennison Corp.	43,500	7,741,695
Diversified REITs — 0.0%
Covivio SA (France)	1,060	59,335
GPT Group (The) (Australia)	15,333	42,056
Stockland (Australia)	1,755	5,415
		106,806
Diversified Telecommunication Services — 0.5%
AT&T, Inc.	326,000	9,219,280
Deutsche Telekom AG (Germany)	9,754	360,118
GCI Liberty, Inc. (Class A Stock)*^	343	—

A2

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Diversified Telecommunication Services (cont’d.)
Koninklijke KPN NV (Netherlands)	34,509	$146,168
Orange SA (France)	4,381	56,752
Verizon Communications, Inc.	272,588	12,364,592
		22,146,910
Electric Utilities — 0.9%
Alliant Energy Corp.	22,400	1,441,440
American Electric Power Co., Inc.	25,200	2,753,604
Chubu Electric Power Co., Inc. (Japan)	4,800	52,043
Constellation Energy Corp.	83,000	16,735,290
Enel SpA (Italy)	19,656	159,456
Evergy, Inc.	20,800	1,434,160
Fortum OYJ (Finland)	3,293	53,924
Hokuriku Electric Power Co. (Japan)	1,100	6,120
Iberdrola SA (Spain)	12,117	195,666
Kansai Electric Power Co., Inc. (The) (Japan)	3,100	36,791
NRG Energy, Inc.	157,800	15,063,588
OGE Energy Corp.	85,500	3,929,580
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	12,300	35,408
		41,897,070
Electrical Equipment — 0.5%
ABB Ltd. (Switzerland)	4,377	225,844
Acuity, Inc.	32,300	8,506,205
AMETEK, Inc.	5,100	877,914
Emerson Electric Co.	94,800	10,393,872
Fujikura Ltd. (Japan)	1,100	40,738
GE Vernova, Inc.	12,300	3,754,944
Legrand SA (France)	338	35,796
Rockwell Automation, Inc.	3,800	981,844
Schneider Electric SE	1,211	279,554
Sensata Technologies Holding PLC(a)	35,900	871,293
Siemens Energy AG (Germany)*	1,611	95,503
		26,063,507
Electronic Equipment, Instruments & Components — 0.3%
Corning, Inc.	109,400	5,008,332
Halma PLC (United Kingdom)	1,264	42,409
Zebra Technologies Corp. (Class A Stock)*	25,300	7,148,768
		12,199,509
Energy Equipment & Services — 0.1%
Schlumberger NV	170,400	7,122,720
Entertainment — 0.9%
CTS Eventim AG & Co. KGaA (Germany)	235	23,576
Konami Group Corp. (Japan)	1,000	118,082
Netflix, Inc.*	25,700	23,966,021
Nintendo Co. Ltd. (Japan)	300	20,393
Sea Ltd. (Singapore), ADR*	2,000	260,980
Spotify Technology SA*	300	165,009
Walt Disney Co. (The)	201,200	19,858,440
		44,412,501
	Shares	Value
Common Stocks (continued)
Financial Services — 2.9%
Berkshire Hathaway, Inc. (Class B Stock)*	99,850	$53,178,113
EXOR NV (Netherlands)	90	8,173
Fidelity National Information Services, Inc.	31,700	2,367,356
Industrivarden AB (Sweden) (Class A Stock)	188	6,907
Investor AB (Sweden) (Class B Stock)	4,323	128,930
Mastercard, Inc. (Class A Stock)	73,100	40,067,572
PayPal Holdings, Inc.*	155,100	10,120,275
Visa, Inc. (Class A Stock)	97,200	34,064,712
		139,942,038
Food Products — 0.4%
Associated British Foods PLC (United Kingdom)	3,822	94,753
Conagra Brands, Inc.	427,400	11,398,758
Ingredion, Inc.	45,200	6,111,492
JDE Peet’s NV (Netherlands)	1,872	40,928
Nestle SA	3,738	377,750
Riken Vitamin Co. Ltd. (Japan)	300	4,849
WH Group Ltd. (Hong Kong), 144A	173,000	158,849
Wilmar International Ltd. (China)	48,800	121,007
		18,308,386
Ground Transportation — 0.5%
CSX Corp.	90,500	2,663,415
Uber Technologies, Inc.*	47,200	3,438,992
Union Pacific Corp.	72,600	17,151,024
		23,253,431
Health Care Equipment & Supplies — 1.5%
Abbott Laboratories	111,300	14,763,945
Boston Scientific Corp.*	38,100	3,843,528
DENTSPLY SIRONA, Inc.	90,000	1,344,600
Dexcom, Inc.*	178,400	12,182,936
Edwards Lifesciences Corp.*	50,800	3,681,984
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	4,000	76,337
Hoya Corp. (Japan)	800	90,287
Intuitive Surgical, Inc.*	21,800	10,796,886
Medtronic PLC	131,700	11,834,562
STERIS PLC	26,200	5,938,230
Stryker Corp.	21,400	7,966,150
		72,519,445
Health Care Providers & Services — 1.3%
Ambea AB (Sweden), 144A	1,525	16,652
Centene Corp.*	266,100	16,154,931
Cigna Group (The)	13,100	4,309,900
Fresenius Medical Care AG (Germany)	3,104	154,455
Humana, Inc.	11,400	3,016,440
Labcorp Holdings, Inc.	22,200	5,166,828
McKesson Corp.	9,200	6,191,508
Medipal Holdings Corp. (Japan)	800	12,482
Sonic Healthcare Ltd. (Australia)	2,351	38,173
Tenet Healthcare Corp.*	42,800	5,756,600

A3

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (cont’d.)
UnitedHealth Group, Inc.	42,000	$21,997,500
		62,815,469
Health Care REITs — 0.2%
Ventas, Inc.	131,600	9,048,816
Health Care Technology — 0.0%
Pro Medicus Ltd. (Australia)	312	39,492
Hotels, Restaurants & Leisure — 1.3%
Amadeus IT Group SA (Spain)	364	27,876
Aristocrat Leisure Ltd. (Australia)	2,439	98,641
Betsson AB (Sweden) (Class B Stock)	600	9,296
Booking Holdings, Inc.	4,900	22,573,859
Darden Restaurants, Inc.	75,600	15,706,656
Expedia Group, Inc.	14,100	2,370,210
Food & Life Cos. Ltd. (Japan)	1,700	50,818
Marriott Vacations Worldwide Corp.	18,200	1,169,168
Royal Caribbean Cruises Ltd.	7,800	1,602,432
Starbucks Corp.	74,000	7,258,660
Yum! Brands, Inc.	76,700	12,069,512
Zensho Holdings Co. Ltd. (Japan)	400	21,570
		62,958,698
Household Durables — 0.1%
De’ Longhi SpA (Italy)	192	6,369
Garmin Ltd.(a)	20,500	4,451,165
PulteGroup, Inc.	8,500	873,800
Sony Group Corp. (Japan)	15,300	387,136
		5,718,470
Household Products — 0.7%
Colgate-Palmolive Co.	159,300	14,926,410
Essity AB (Sweden) (Class B Stock)	6,950	197,458
Henkel AG & Co. KGaA (Germany)	144	10,375
Kimberly-Clark Corp.	44,800	6,371,456
Procter & Gamble Co. (The)	64,205	10,941,816
Reckitt Benckiser Group PLC (United Kingdom)	1,492	100,890
		32,548,405
Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	562,200	6,982,524
Industrial Conglomerates — 0.4%
3M Co.	123,000	18,063,780
Hitachi Ltd. (Japan)	11,100	260,622
Honeywell International, Inc.	4,000	847,000
Siemens AG (Germany)	1,412	326,096
Smiths Group PLC (United Kingdom)	4,777	119,869
		19,617,367
Industrial REITs — 0.2%
Prologis, Inc.	107,200	11,983,888
Insurance — 1.5%
Admiral Group PLC (United Kingdom)	1,860	68,671
AIA Group Ltd. (Hong Kong)	34,400	260,404
Allianz SE (Germany)	610	233,453
Allstate Corp. (The)	56,600	11,720,162
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
AXA SA (France)	5,551	$237,171
Hannover Rueck SE (Germany)	40	11,922
Insurance Australia Group Ltd. (Australia)	14,419	70,142
Japan Post Holdings Co. Ltd. (Japan)	6,100	61,167
Kemper Corp.	13,600	909,160
Marsh & McLennan Cos., Inc.	64,800	15,813,144
Medibank Private Ltd. (Australia)	7,300	20,402
MetLife, Inc.	177,300	14,235,417
MS&AD Insurance Group Holdings, Inc. (Japan)	4,700	102,215
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	258	162,984
NN Group NV (Netherlands)	710	39,508
Poste Italiane SpA (Italy), 144A	442	7,885
Progressive Corp. (The)	81,300	23,008,713
QBE Insurance Group Ltd. (Australia)	7,281	100,603
Suncorp Group Ltd. (Australia)	7,620	92,291
Swiss Re AG	792	134,782
T&D Holdings, Inc. (Japan)	3,500	74,911
Talanx AG (Germany)	324	34,077
Tokio Marine Holdings, Inc. (Japan)	4,800	186,734
Travelers Cos., Inc. (The)	11,200	2,961,952
Unipol Assicurazioni SpA (Italy)	4,732	75,750
		70,623,620
Interactive Media & Services — 3.8%
Alphabet, Inc. (Class A Stock)	360,900	55,809,576
Alphabet, Inc. (Class C Stock)	294,940	46,078,476
Meta Platforms, Inc. (Class A Stock)	137,850	79,451,226
REA Group Ltd. (Australia)	255	35,380
Scout24 SE (Germany), 144A	430	45,031
		181,419,689
IT Services — 0.8%
Accenture PLC (Ireland) (Class A Stock)	22,700	7,083,308
Cognizant Technology Solutions Corp. (Class A Stock)	199,800	15,284,700
International Business Machines Corp.	23,500	5,843,510
Snowflake, Inc. (Class A Stock)*	59,400	8,681,904
Wix.com Ltd. (Israel)*	600	98,028
		36,991,450
Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	3,600	120,771
Hasbro, Inc.	21,600	1,328,184
		1,448,955
Life Sciences Tools & Services — 0.7%
Danaher Corp.	71,600	14,678,000
Thermo Fisher Scientific, Inc.	40,000	19,904,000
		34,582,000
Machinery — 0.9%
Alfa Laval AB (Sweden)	2,289	98,141

A4

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Allison Transmission Holdings, Inc.	112,800	$10,791,576
Atlas Copco AB (Sweden) (Class A Stock)	3,238	51,722
Atlas Copco AB (Sweden) (Class B Stock)	2,517	35,394
Cummins, Inc.	25,400	7,961,376
Daifuku Co. Ltd. (Japan)	5,600	137,657
Deere & Co.	3,500	1,642,725
Dover Corp.	26,600	4,673,088
Ebara Corp. (Japan)	2,000	30,441
Epiroc AB (Sweden) (Class B Stock)	550	9,687
FANUC Corp. (Japan)	1,000	27,246
Flowserve Corp.	176,000	8,595,840
GEA Group AG (Germany)	1,647	100,119
Glory Ltd. (Japan)	800	14,095
Kone OYJ (Finland) (Class B Stock)	225	12,415
Makita Corp. (Japan)	3,800	125,907
Mitsubishi Heavy Industries Ltd. (Japan)	10,000	171,736
Parker-Hannifin Corp.	1,400	850,990
Pentair PLC	68,700	6,009,876
Rational AG (Germany)	57	47,490
Sandvik AB (Sweden)	1,584	33,314
Schindler Holding AG (Switzerland)	35	10,607
Schindler Holding AG (Switzerland) (Part. Cert.)	121	37,923
Tsubakimoto Chain Co. (Japan)	600	7,437
Wartsila OYJ Abp (Finland)	6,990	124,726
Yangzijiang Shipbuilding Holdings Ltd. (China)	9,400	16,497
		41,618,025
Marine Transportation — 0.0%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	4	6,852
AP Moller - Maersk A/S (Denmark) (Class B Stock)	14	24,366
Kawasaki Kisen Kaisha Ltd. (Japan)	11,900	161,750
		192,968
Media — 0.2%
Comcast Corp. (Class A Stock)	254,700	9,398,430
Publicis Groupe SA (France)	1,509	142,372
		9,540,802
Metals & Mining — 0.2%
ARE Holdings, Inc. (Japan)	900	11,930
ATI, Inc.*	27,500	1,430,825
BHP Group Ltd. (Australia)	11,029	267,598
BlueScope Steel Ltd. (Australia)	5,772	77,310
Boliden AB (Sweden)	5,110	167,673
Fortescue Ltd. (Australia)	10,571	102,317
Freeport-McMoRan, Inc.	163,400	6,186,324
Mitsui Mining & Smelting Co. Ltd. (Japan)	1,100	32,223
Nippon Steel Corp. (Japan)	2,300	49,222
	Shares	Value
Common Stocks (continued)
Metals & Mining (cont’d.)
Northern Star Resources Ltd. (Australia)	7,635	$88,147
Rio Tinto Ltd. (Australia)	576	41,794
Rio Tinto PLC (Australia)	2,801	168,089
		8,623,452
Multi-Utilities — 0.4%
AGL Energy Ltd. (Australia)	3,468	22,891
Centrica PLC (United Kingdom)	99,247	192,167
CMS Energy Corp.	45,600	3,425,016
Consolidated Edison, Inc.	21,500	2,377,685
DTE Energy Co.	46,800	6,471,036
Engie SA (France)	12,133	236,422
NiSource, Inc.	214,200	8,587,278
Sembcorp Industries Ltd. (Singapore)	2,900	13,572
		21,326,067
Office REITs — 0.0%
Nippon Building Fund, Inc. (Japan)	45	38,223
Oil, Gas & Consumable Fuels — 1.9%
Cheniere Energy, Inc.	7,000	1,619,800
Chevron Corp.(a)	140,100	23,437,329
ConocoPhillips	150,900	15,847,518
Devon Energy Corp.	45,000	1,683,000
ENEOS Holdings, Inc. (Japan)	20,400	107,590
EOG Resources, Inc.	6,800	872,032
Exxon Mobil Corp.	201,400	23,952,502
Idemitsu Kosan Co. Ltd. (Japan)	12,800	90,538
Marathon Petroleum Corp.	15,300	2,229,057
Phillips 66	11,600	1,432,368
Range Resources Corp.	32,200	1,285,746
Shell PLC	11,068	402,879
TotalEnergies SE (France)	3,645	234,858
Valero Energy Corp.	78,800	10,407,116
Williams Cos., Inc. (The)	158,300	9,460,008
		93,062,341
Passenger Airlines — 0.2%
Qantas Airways Ltd. (Australia)	13,746	78,368
United Airlines Holdings, Inc.*	125,100	8,638,155
		8,716,523
Personal Care Products — 0.0%
Unilever PLC (United Kingdom)	4,623	275,841
Pharmaceuticals — 2.2%
AstraZeneca PLC (United Kingdom)	1,299	190,751
Elanco Animal Health, Inc.*	533,000	5,596,500
Eli Lilly & Co.	63,200	52,197,512
GSK PLC	15,750	300,986
Hikma Pharmaceuticals PLC (Jordan)	3,048	76,999
Ipsen SA (France)	566	65,192
Johnson & Johnson	65,948	10,936,816
Merck & Co., Inc.	296,200	26,586,912
Novartis AG	4,702	522,250
Novo Nordisk A/S (Denmark) (Class B Stock)	5,050	345,311
Orion OYJ (Finland) (Class B Stock)	1,737	103,173

A5

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Pharmaceuticals (cont’d.)
Pfizer, Inc.	243,200	$6,162,688
Roche Holding AG	1,692	556,884
Sanofi SA	1,730	191,549
Shionogi & Co. Ltd. (Japan)	10,000	150,947
Takeda Pharmaceutical Co. Ltd. (Japan)	4,500	133,374
		104,117,844
Professional Services — 0.4%
Automatic Data Processing, Inc.	57,000	17,415,210
Computershare Ltd. (Australia)	5,368	132,316
Dun & Bradstreet Holdings, Inc.	103,400	924,396
Recruit Holdings Co. Ltd. (Japan)	400	20,725
Wolters Kluwer NV (Netherlands)	879	136,857
		18,629,504
Real Estate Management & Development — 0.2%
CBRE Group, Inc. (Class A Stock)*	14,400	1,883,232
Daito Trust Construction Co. Ltd. (Japan)	1,300	133,021
Daiwa House Industry Co. Ltd. (Japan)	300	9,922
Hongkong Land Holdings Ltd. (Hong Kong)	1,300	5,604
Jones Lang LaSalle, Inc.*	33,000	8,181,030
LEG Immobilien SE (Germany)	725	51,247
Mitsui Fudosan Co. Ltd. (Japan)	8,800	78,805
Sumitomo Realty & Development Co. Ltd. (Japan)	1,300	48,846
Vonovia SE (Germany)	2,397	64,504
		10,456,211
Residential REITs — 0.1%
Camden Property Trust	11,300	1,381,990
Equity Residential(a)	19,500	1,395,810
		2,777,800
Retail REITs — 0.1%
Kimco Realty Corp.	115,800	2,459,592
Klepierre SA (France)	4,496	150,489
Scentre Group (Australia)	7,020	14,853
Vicinity Ltd. (Australia)	74,101	102,607
		2,727,541
Semiconductors & Semiconductor Equipment — 5.9%
Advantest Corp. (Japan)	3,900	173,848
Analog Devices, Inc.	94,200	18,997,314
Applied Materials, Inc.	14,100	2,046,192
ASM International NV (Netherlands)	181	82,481
ASML Holding NV (Netherlands)	464	307,063
Broadcom, Inc.	360,700	60,392,001
Infineon Technologies AG (Germany)	5,530	184,342
Lam Research Corp.	99,800	7,255,460
Lasertec Corp. (Japan)	700	60,165
NVIDIA Corp.	1,548,400	167,815,592
QUALCOMM, Inc.	148,500	22,811,085
SCREEN Holdings Co. Ltd. (Japan)	2,100	137,007
Teradyne, Inc.	53,200	4,394,320
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Tokyo Electron Ltd. (Japan)	800	$109,706
		284,766,576
Software — 5.8%
Adobe, Inc.*	2,950	1,131,414
Autodesk, Inc.*	63,600	16,650,480
Dassault Systemes SE (France)	2,015	76,717
Five9, Inc.*	164,100	4,455,315
Fortinet, Inc.*(a)	60,100	5,785,226
Intuit, Inc.	33,800	20,752,862
Microsoft Corp.	479,800	180,112,122
Palo Alto Networks, Inc.*	96,900	16,535,016
Sage Group PLC (The) (United Kingdom)	1,674	26,282
Salesforce, Inc.	101,300	27,184,868
SAP SE (Germany)	1,763	472,395
ServiceNow, Inc.*	4,400	3,503,016
Technology One Ltd. (Australia)	700	12,312
Teradata Corp.*	45,000	1,011,600
Xero Ltd. (New Zealand)*	1,092	106,736
		277,816,361
Specialized REITs — 0.6%
American Tower Corp.	14,600	3,176,960
Crown Castle, Inc.	22,100	2,303,483
Equinix, Inc.	16,200	13,208,670
Public Storage	33,700	10,086,073
		28,775,186
Specialty Retail — 1.0%
Avolta AG (Switzerland)	879	38,504
Bath & Body Works, Inc.	72,000	2,183,040
CarMax, Inc.*	27,400	2,135,008
Carvana Co.*	10,500	2,195,340
Fast Retailing Co. Ltd. (Japan)	200	59,539
Home Depot, Inc. (The)	57,100	20,926,579
JB Hi-Fi Ltd. (Australia)	769	44,948
Lowe’s Cos., Inc.	63,100	14,716,813
TJX Cos., Inc. (The)	41,500	5,054,700
Ulta Beauty, Inc.*(a)	5,900	2,162,586
Zalando SE (Germany), 144A*	4,350	150,881
ZOZO, Inc. (Japan)	2,700	25,860
		49,693,798
Technology Hardware, Storage & Peripherals — 4.5%
Apple, Inc.	964,400	214,222,173
Logitech International SA (Switzerland)	1,630	138,118
Seiko Epson Corp. (Japan)	3,100	49,664
		214,409,955
Textiles, Apparel & Luxury Goods — 0.1%
adidas AG (Germany)	860	202,840
Asics Corp. (Japan)	5,300	112,400
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	481	83,966
Hermes International SCA (France)	36	94,721

A6

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
LVMH Moet Hennessy Louis Vuitton SE (France)	184	$113,947
OVS SpA (Italy), 144A	3,278	11,286
Pandora A/S (Denmark)	508	77,857
Ralph Lauren Corp.	26,100	5,761,314
		6,458,331
Tobacco — 0.6%
Altria Group, Inc.(a)	271,600	16,301,432
British American Tobacco PLC (United Kingdom)	3,518	144,324
Imperial Brands PLC (United Kingdom)	6,219	230,114
Japan Tobacco, Inc. (Japan)	1,300	35,732
Philip Morris International, Inc.	66,100	10,492,053
		27,203,655
Trading Companies & Distributors — 0.3%
MonotaRO Co. Ltd. (Japan)	2,300	42,966
Toyota Tsusho Corp. (Japan)	1,600	26,956
United Rentals, Inc.	5,800	3,634,860
W.W. Grainger, Inc.	1,600	1,580,528
WESCO International, Inc.	49,800	7,733,940
		13,019,250
Water Utilities — 0.0%
American Water Works Co., Inc.(a)	17,700	2,611,104
Wireless Telecommunication Services — 0.3%
SoftBank Corp. (Japan)	41,800	58,310
T-Mobile US, Inc.	50,400	13,442,184
		13,500,494

Total Common Stocks (cost $1,899,658,255)		2,896,533,795
Preferred Stocks — 0.0%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	87	6,563
Banks — 0.0%
Citigroup Capital XIII, 10.919%(c), 3 Month SOFR + 6.632%, Maturing 10/30/40	22,000	656,920
Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	1,765	140,436

Total Preferred Stocks (cost $693,903)		803,919
Unaffiliated Exchange-Traded Fund — 0.0%
iShares MSCI EAFE ETF(a)	588	48,057
(cost $28,542)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities — 7.7%
Automobiles — 2.0%
AmeriCredit Automobile Receivables Trust,
Series 2020-03, Class C
1.060%	08/18/26	1	$735
Series 2021-02, Class C
1.010%	01/19/27	1,059	1,043,729
Series 2021-02, Class D
1.290%	06/18/27	10	9,735
Series 2021-03, Class C
1.410%	08/18/27	1,300	1,265,356
Series 2023-01, Class C
5.800%	12/18/28	2,100	2,143,793
ARI Fleet Lease Trust,
Series 2024-A, Class A2, 144A
5.300%	11/15/32	1,239	1,244,824
Avis Budget Rental Car Funding AESOP LLC,
Series 2021-01A, Class A, 144A
1.380%	08/20/27	3,500	3,369,598
Series 2021-02A, Class A, 144A
1.660%	02/20/28	3,700	3,522,272
Series 2022-01A, Class A, 144A
3.830%	08/21/28	4,200	4,131,262
Series 2023-01A, Class A, 144A
5.250%	04/20/29	4,353	4,423,581
Series 2023-02A, Class A, 144A
5.200%	10/20/27	1,800	1,812,833
Series 2024-01A, Class A, 144A
5.360%	06/20/30	1,800	1,837,118
Series 2024-03A, Class A, 144A
5.230%	12/20/30	800	812,525
BOF VII AL Funding Trust I,
Series 2023-CAR03, Class A2, 144A
6.291%	07/26/32	1,508	1,533,366
Series 2023-CAR03, Class B, 144A
6.632%	07/26/32	568	577,170
CarMax Auto Owner Trust,
Series 2021-02, Class C
1.340%	02/16/27	1,100	1,094,896
Series 2021-04, Class C
1.380%	07/15/27	800	780,089
Series 2022-02, Class C
4.260%	12/15/27	25	24,838
Chesapeake Funding II LLC,
Series 2024-01A, Class A1, 144A
5.520%	05/15/36	1,121	1,133,223
Ford Credit Auto Owner Trust,
Series 2021-02, Class B, 144A
1.910%	05/15/34	500	478,871
Series 2023-01, Class A, 144A
4.850%	08/15/35	4,100	4,145,077
Series 2023-02, Class A, 144A
5.280%	02/15/36	2,900	2,968,768
Series 2024-01, Class A, 144A
4.870%(cc)	08/15/36	5,900	5,971,510
Series 2025-01, Class A, 144A
4.860%(cc)	08/15/37	9,000	9,131,199

A7

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
GM Financial Automobile Leasing Trust,
Series 2023-01, Class C
5.760%	01/20/27	25	$25,072
GM Financial Revolving Receivables Trust,
Series 2021-01, Class B, 144A
1.490%	06/12/34	200	191,204
Series 2024-01, Class A, 144A
4.980%	12/11/36	900	914,757
GMF Floorplan Owner Revolving Trust,
Series 2024-04A, Class A1, 144A
4.730%	11/15/29	3,500	3,517,529
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27	1,900	1,814,412
Hertz Vehicle Financing LLC,
Series 2022-02A, Class A, 144A
2.330%	06/26/28	4,700	4,482,380
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27	1,743	1,735,787
Series 2021-01A, Class B, 144A
1.260%	07/14/28	2,600	2,535,415
Series 2023-01A, Class A, 144A
5.410%	11/14/29	4,700	4,750,854
Series 2025-01A, Class A, 144A
5.360%	04/16/35	4,900	4,994,039
Santander Drive Auto Receivables Trust,
Series 2021-02, Class D
1.350%	07/15/27	585	581,129
Series 2023-01, Class C
5.090%	05/15/30	800	803,943
Series 2023-03, Class C
5.770%	11/15/30	1,500	1,531,649
Series 2023-04, Class C
6.040%	12/15/31	2,600	2,669,377
Series 2023-06, Class B
5.980%	04/16/29	700	712,967
Series 2023-06, Class C
6.400%	03/17/31	300	310,966
Series 2024-02, Class C
5.840%	06/17/30	500	510,767
Series 2024-04, Class C
4.950%	04/15/30	3,000	3,018,467
SFS Auto Receivables Securitization Trust,
Series 2023-01A, Class B, 144A
5.710%	01/22/30	300	306,590
Series 2023-01A, Class C, 144A
5.970%	02/20/31	500	511,927
Wheels Fleet Lease Funding LLC,
Series 2023-01A, Class A, 144A
5.800%	04/18/38	2,764	2,786,613
Series 2024-01A, Class A1, 144A
5.490%	02/18/39	2,332	2,352,412
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
World Omni Select Auto Trust,
Series 2021-A, Class C
1.090%	11/15/27		600	$591,022
				95,105,646
Collateralized Loan Obligations — 4.6%
AGL CLO Ltd. (Cayman Islands),
Series 2020-09A, Class AR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
5.823%(c)	04/20/37		11,250	11,274,895
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2022-24A, Class A1R, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)
5.732%(c)	07/15/37		8,500	8,513,144
Anchorage Capital Europe CLO DAC (Ireland),
Series 06A, Class AR, 144A, 3 Month EURIBOR + 1.750% (Cap N/A, Floor 1.750%)
4.454%(c)	01/22/38	EUR	3,250	3,526,590
Barrow Hanley CLO Ltd. (Cayman Islands),
Series 2024-03A, Class A1, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
5.913%(c)	04/20/37		11,250	11,255,462
Battalion CLO Ltd. (Cayman Islands),
Series 2016-10A, Class A1R2, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
5.728%(c)	01/25/35		700	700,000
BNPP AM Euro CLO DAC (Ireland),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)
3.385%(c)	04/15/31	EUR	2,996	3,224,309
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2017-01A, Class AR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)
5.564%(c)	07/15/30		1,810	1,811,014
Carlyle Euro CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
3.775%(c)	10/15/35	EUR	5,000	5,398,370
Crown City CLO (Cayman Islands),
Series 2022-04A, Class A1R, 144A, 3 Month SOFR + 1.610% (Cap N/A, Floor 1.610%)
5.903%(c)	04/20/37		6,250	6,262,291
Elevation CLO Ltd. (Cayman Islands),
Series 2021-12A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
5.913%(c)	04/20/37		7,000	7,014,337
Elmwood CLO Ltd. (Cayman Islands),
Series 2025-02A, Class A1, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)
5.424%(c)	04/17/38		9,000	8,980,245
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 0.000%)
5.574%(c)	04/15/31		650	649,637

A8

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)
5.592%(c)	04/26/31		1,395	$1,393,610
ICG Euro CLO DAC (Ireland),
Series 2023-01A, Class AR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.684%(c)	10/19/38	EUR	8,500	9,212,979
Series 2023-02A, Class A1, 144A, 3 Month EURIBOR + 1.730% (Cap N/A, Floor 1.730%)
4.403%(c)	01/26/38	EUR	14,500	15,735,822
LCM Ltd. (Cayman Islands),
Series 34A, Class A1, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
5.725%(c)	10/20/34		11,500	11,496,914
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-37A, Class AR2, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
5.832%(c)	04/15/37		11,000	11,023,077
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
5.675%(c)	04/21/31		256	255,889
Monument CLO DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 1.590% (Cap N/A, Floor 1.590%)
4.146%(c)	05/15/37	EUR	11,000	11,945,350
OFSI BSL CLO Ltd. (Cayman Islands),
Series 2024-13A, Class A1, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
5.913%(c)	04/20/37		8,000	8,017,531
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1AR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)
5.555%(c)	10/20/31		2,100	2,098,428
Regatta Funding Ltd. (Cayman Islands),
Series 2016-01A, Class A1R2, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
5.716%(c)	06/20/34		5,500	5,509,761
Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
5.853%(c)	04/17/37		10,000	10,023,564
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)
5.632%(c)	01/26/31		1,527	1,527,084
TCW CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A1R3, 144A, 3 Month SOFR + 1.050% (Cap N/A, Floor 0.000%)
5.343%(c)	04/20/34		8,500	8,486,403
Series 2021-02A, Class AS, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
5.742%(c)	07/25/34		6,750	6,751,833
Texas Debt Capital CLO Ltd. (Cayman Islands),
Series 2025-01A, Class A1, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)
5.400%(c)	04/24/38		8,000	7,973,441
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Tikehau CLO DAC (Ireland),
Series 13A, Class A, 144A, 3 Month EURIBOR + 1.190% (Cap N/A, Floor 1.190%)
3.526%(c)	10/15/38	EUR	9,000	$9,725,849
Tikehau US CLO Ltd. (Bermuda),
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)
6.163%(c)	01/20/36		11,000	10,986,968
Toro European CLO DAC (Ireland),
Series 02A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
3.663%(c)	07/25/34	EUR	4,500	4,862,343
Trimaran CAVU Ltd.,
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)
5.505%(c)	01/20/37		5,000	4,996,095
Venture CLO Ltd. (Cayman Islands),
Series 2021-42A, Class A1A, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.130%)
5.694%(c)	04/15/34		10,000	9,995,000
				220,628,235
Consumer Loans — 0.5%
Affirm Asset Securitization Trust,
Series 2024-A, Class 1A, 144A
5.610%	02/15/29		1,400	1,408,273
Series 2024-X02, Class A, 144A
5.220%	12/17/29		2,963	2,961,137
Affirm Master Trust,
Series 2025-01A, Class A, 144A
4.990%	02/15/33		4,300	4,322,420
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35		2,900	2,806,294
Series 2021-01A, Class A2, 144A, 30 Day Average SOFR + 0.760% (Cap N/A, Floor 0.000%)
5.110%(c)	06/16/36		2,800	2,798,081
Series 2022-02A, Class A, 144A
4.890%	10/14/34		1,281	1,281,019
Series 2023-02A, Class A1, 144A
5.840%	09/15/36		5,400	5,510,481
				21,087,705
Credit Cards — 0.2%
NewDay Funding (United Kingdom),
Series 2024-01A, Class A, 144A, SONIA + 1.180% (Cap N/A, Floor 0.000%)
5.643%(c)	03/15/32	GBP	5,400	7,013,027
NewDay Funding Master Issuer PLC (United Kingdom),
Series 2024-02A, Class A, 144A, SONIA + 0.900% (Cap N/A, Floor 0.000%)
5.363%(c)	07/15/32	GBP	2,100	2,715,827
				9,728,854

A9

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Equipment — 0.1%
Barings Equipment Finance LLC,
Series 2025-A, Class A3, 144A
4.820%	08/13/32		2,900	$2,928,238
MMAF Equipment Finance LLC,
Series 2017-B, Class A5, 144A
2.720%	06/15/40		352	351,221
Series 2019-A, Class A5, 144A
3.080%	11/12/41		661	657,919
Series 2019-B, Class A5, 144A
2.290%	11/12/41		2,400	2,351,040
				6,288,418
Home Equity Loans — 0.2%
JPMorgan Mortgage Trust,
Series 2024-HE03, Class A1, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 0.000%)
5.544%(c)	02/25/55		2,909	2,909,344
RCKT Mortgage Trust,
Series 2024-CES01, Class A1A, 144A
6.025%(cc)	02/25/44		759	762,949
Series 2024-CES03, Class A1A, 144A
6.591%(cc)	05/25/44		1,651	1,672,417
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A
7.294%(cc)	10/25/63		566	575,375
Series 2024-CES01, Class A1A, 144A
5.848%(cc)	01/25/64		151	151,719
Series 2024-CES02, Class A1A, 144A
6.125%(cc)	02/25/64		302	303,369
Series 2024-CES03, Class A1, 144A
6.290%(cc)	05/25/64		2,234	2,254,256
Series 2024-CES04, Class A1, 144A
5.122%(cc)	09/25/64		1,699	1,688,435
				10,317,864
Other — 0.0%
Home Partners of America Trust,
Series 2021-03, Class A, 144A
2.200%	01/17/41		764	698,320
Residential Mortgage-Backed Securities — 0.0%
TFS (Spain),
Series 2018-03, Class A1
0.000%(s)	04/16/40^	EUR	—(r)	1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%
5.854%(c)	03/15/26^	EUR	780	628,471
				628,472
Student Loans — 0.1%
Laurel Road Prime Student Loan Trust,
Series 2019-A, Class A2FX, 144A
2.730%	10/25/48		42	42,118
Navient Private Education Refi Loan Trust,
Series 2019-CA, Class A2, 144A
3.130%	02/15/68		356	349,403
Series 2020-BA, Class A2, 144A
2.120%	01/15/69		495	467,673
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Student Loans (cont’d.)
Pennsylvania Higher Education Assistance Agency,
Series 2021-01A, Class A, 144A, 30 Day Average SOFR + 0.644% (Cap N/A, Floor 0.530%)
4.984%(c)	05/25/70	1,040	$1,026,298
SoFi Professional Loan Program LLC,
Series 2019-A, Class A2FX, 144A
3.690%	06/15/48	299	295,184
Series 2019-B, Class A2FX, 144A
3.090%	08/17/48	404	394,387
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48	664	637,489
SoFi Professional Loan Program Trust,
Series 2018-B, Class A2FX, 144A
3.340%	08/25/47	155	154,473
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	870	834,938
			4,201,963

Total Asset-Backed Securities (cost $368,897,734)			368,685,477
Commercial Mortgage-Backed Securities — 5.2%
Arbor Multifamily Mortgage Securities Trust,
Series 2021-MF03, Class A3, 144A
2.168%	10/15/54	8,000	7,349,528
Series 2021-MF03, Class ASB, 144A
2.378%	10/15/54	3,800	3,492,885
BANK,
Series 2017-BNK04, Class A3
3.362%	05/15/50	6,465	6,310,925
Series 2019-BN22, Class A3
2.726%	11/15/62	5,400	4,943,472
Series 2020-BN25, Class A4
2.399%	01/15/63	6,700	6,016,906
Series 2021-BN35, Class A3
1.717%	06/15/64	4,900	4,282,421
Series 2021-BN35, Class ASB
2.067%	06/15/64	3,200	2,914,460
BANK5,
Series 2024-05YR08, Class A3
5.884%	08/15/57	7,800	8,123,836
Series 2024-05YR09, Class A3
5.614%	08/15/57	8,150	8,380,580
Series 2024-05YR10, Class A3
5.302%	10/15/57	8,000	8,128,943
Series 2024-05YR11, Class A3
5.893%	11/15/57	7,550	7,857,433
Series 2024-05YR12, Class A3
5.902%(cc)	12/15/57	6,540	6,810,492
Barclays Commercial Mortgage Securities Trust,
Series 2018-C02, Class A4
4.047%	12/15/51	5,400	5,284,883
Series 2019-BWAY, Class D, 144A, 1 Month SOFR + 2.274% (Cap N/A, Floor 2.160%)
6.593%(c)	11/15/34	10	100

A10

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2020-BID, Class A, 144A, 1 Month SOFR + 2.254% (Cap N/A, Floor 2.140%)
6.574%(c)	10/15/37	20	$19,988
Benchmark Mortgage Trust,
Series 2018-B03, Class A4
3.761%	04/10/51	4,971	4,859,098
Series 2018-B08, Class A4
3.963%	01/15/52	8,200	7,995,914
Series 2021-B24, Class A3
2.010%	03/15/54	2,900	2,624,927
Series 2023-B38, Class A3
5.793%	04/15/56	5,000	5,190,189
Series 2023-B39, Class A2
6.574%(cc)	07/15/56	5,000	5,176,432
Series 2024-V07, Class A3
6.228%(cc)	05/15/56	7,500	7,860,148
Series 2024-V09, Class A3
5.602%	08/15/57	7,800	8,018,766
Series 2024-V11, Class A3
5.909%(cc)	11/15/57	8,330	8,668,954
BXP Trust,
Series 2021-601L, Class A, 144A
2.618%	01/15/44	5,620	4,739,568
Citigroup Commercial Mortgage Trust,
Series 2015-GC33, Class A4
3.778%	09/10/58	10	9,921
Series 2016-C01, Class A3
2.944%	05/10/49	4,733	4,654,415
Series 2016-GC37, Class A3
3.050%	04/10/49	3,560	3,523,247
Series 2017-P07, Class A3
3.442%	04/14/50	4,869	4,775,112
Commercial Mortgage Trust,
Series 2015-CR24, Class A5
3.696%	08/10/48	10	9,946
Series 2015-CR27, Class A3
3.349%	10/10/48	5,938	5,906,981
Series 2015-LC21, Class A4
3.708%	07/10/48	9	9,049
CSAIL Commercial Mortgage Trust,
Series 2015-C04, Class A3
3.544%	11/15/48	1,931	1,922,968
FHLMC Multifamily Structured Pass-Through Certificates,
Series K055, Class X1, IO
1.326%(cc)	03/25/26	12,079	121,791
Series K068, Class A1
2.952%	02/25/27	3	2,953
GS Mortgage Securities Trust,
Series 2015-GC32, Class A4
3.764%	07/10/48	10	9,689
Series 2016-GS03, Class A3
2.592%	10/10/49	5,313	5,183,625
Series 2016-GS04, Class A3
3.178%	11/10/49	5,219	5,119,373
Series 2018-GS09, Class A4
3.992%(cc)	03/10/51	10	9,757
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2020-GSA02, Class A4
1.721%	12/12/53	6,000	$5,194,749
Series 2021-GSA03, Class A4
2.369%	12/15/54	5,800	4,962,217
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C30, Class A5
3.822%	07/15/48	10	9,900
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class C, 144A, 1 Month SOFR + 1.465% (Cap N/A, Floor 1.351%)
5.784%(c)	04/15/38	2,400	2,394,000
Morgan Stanley Capital I Trust,
Series 2016-BNK02, Class A3
2.791%	11/15/49	3,000	2,922,820
Series 2016-UB11, Class A3
2.531%	08/15/49	10,155	9,887,742
Series 2018-H04, Class A3
4.043%	12/15/51	1,677	1,640,930
UBS Commercial Mortgage Trust,
Series 2017-C02, Class ASB
3.264%	08/15/50	1,385	1,365,032
Series 2017-C05, Class A4
3.212%	11/15/50	6,750	6,521,620
Series 2018-C09, Class A3
3.854%	03/15/51	2,189	2,135,360
Series 2018-C14, Class A3
4.180%	12/15/51	3,027	2,970,172
Wells Fargo Commercial Mortgage Trust,
Series 2015-C30, Class A4
3.664%	09/15/58	10	9,944
Series 2015-NXS02, Class A5
3.767%(cc)	07/15/58	10	9,944
Series 2016-NXS06, Class A3
2.642%	11/15/49	8,000	7,849,095
Series 2017-C38, Class A4
3.190%	07/15/50	4,098	3,988,939
Series 2018-C48, Class A4
4.037%	01/15/52	6,649	6,528,180
Series 2019-C53, Class A3
2.787%	10/15/52	2,500	2,308,622
Series 2020-C58, Class A3
1.810%	07/15/53	7,021	6,150,046
Series 2024-5C1, Class A3
5.928%	07/15/57	8,500	8,817,378
Series 2024-5C2, Class A3
5.920%(cc)	11/15/57	7,575	7,887,841

Total Commercial Mortgage-Backed Securities (cost $257,857,307)			249,864,206
Corporate Bonds — 10.3%
Aerospace & Defense — 0.2%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26	5,600	5,479,112
3.300%	03/01/35	2,900	2,342,310

A11

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
3.550%	03/01/38	1,296	$1,014,325
3.900%	05/01/49	2,570	1,844,727
			10,680,474
Agriculture — 0.3%
Altria Group, Inc.,
Gtd. Notes
3.400%	02/04/41	2,045	1,498,595
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.259%	03/25/28	5,140	4,797,159
3.557%	08/15/27	105	102,398
4.390%	08/15/37	1,675	1,465,592
6.343%	08/02/30	550	584,432
BAT International Finance PLC (United Kingdom),
Gtd. Notes
4.448%	03/16/28	1,500	1,492,743
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
5.125%	02/15/30	5,150	5,252,649
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
5.700%	08/15/35	930	934,740
			16,128,308
Airlines — 0.1%
American Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.700%	04/01/28	3	2,366
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28	1,711	1,657,636
American Airlines 2019-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.150%	08/15/33	18	16,688
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27	905	911,239
United Airlines 2018-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.700%	09/01/31(a)	20	18,941
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	840	825,903
4.625%	04/15/29	165	156,185
			3,588,958
Apparel — 0.0%
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29	725	613,156
Auto Manufacturers — 0.4%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	865	655,734
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28	200	$185,075
2.900%	02/10/29	1,095	979,875
3.375%	11/13/25	325	321,058
5.800%	03/08/29	775	767,731
5.875%	11/07/29	2,440	2,414,101
7.350%	03/06/30	1,255	1,314,325
General Motors Co.,
Sr. Unsec’d. Notes
4.000%	04/01/25	5	5,000
5.200%	04/01/45	1,035	867,533
6.600%	04/01/36	760	785,153
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
2.400%	10/15/28	3,340	3,052,898
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
5.300%	03/19/27	3,085	3,115,023
Sr. Unsec’d. Notes, 144A, MTN
5.300%	01/08/30	2,490	2,506,405
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
5.250%	03/22/29	2,690	2,684,217
			19,654,128
Banks — 2.9%
Banco Santander SA (Spain),
Sr. Non-Preferred Notes
5.538%(ff)	03/14/30	1,000	1,021,092
Bank of America Corp.,
Sr. Unsec’d. Notes
2.592%(ff)	04/29/31	50	44,887
5.080%(ff)	01/20/27	25	25,086
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	2,600	2,234,329
1.922%(ff)	10/24/31	7,385	6,317,402
2.496%(ff)	02/13/31	3,085	2,769,589
3.824%(ff)	01/20/28	955	942,915
4.271%(ff)	07/23/29	510	503,956
Sr. Unsec’d. Notes, Series N
1.658%(ff)	03/11/27	2,550	2,480,699
Sub. Notes, MTN
4.450%	03/03/26	8,455	8,438,702
Bank of America NA,
Sub. Notes
6.000%	10/15/36	410	429,989
Barclays PLC (United Kingdom),
Sub. Notes
5.088%(ff)	06/20/30	1,180	1,170,045
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A
2.159%(ff)	09/15/29	975	890,773
2.219%(ff)	06/09/26	2,480	2,467,710
3.132%(ff)	01/20/33	1,505	1,311,394

A12

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.875%	04/30/29	2,400	$2,475,198
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32	1,260	1,094,530
3.700%	01/12/26	6,180	6,142,366
3.887%(ff)	01/10/28	35	34,582
4.650%	07/23/48	785	668,527
Sub. Notes
4.450%	09/29/27	5,975	5,943,338
4.600%	03/09/26	10	9,992
6.020%(ff)	01/24/36	3,900	3,931,637
Credit Agricole SA (France),
Sr. Non-Preferred Notes, 144A, MTN
1.907%(ff)	06/16/26	1,160	1,152,815
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A
5.705%(ff)	03/01/30	2,080	2,137,801
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
2.129%(ff)	11/24/26	440	431,612
5.373%(ff)	01/10/29	800	808,133
Discover Bank,
Sr. Unsec’d. Notes
4.250%	03/13/26	970	965,576
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.650%(ff)	10/21/32	4,510	3,897,282
3.102%(ff)	02/24/33(a)	2,730	2,405,285
3.814%(ff)	04/23/29	540	527,223
3.850%	01/26/27(a)	2,920	2,891,433
5.727%(ff)	04/25/30	4,315	4,454,218
Sr. Unsec’d. Notes, MTN
4.800%	07/08/44	5	4,448
Sub. Notes
6.750%	10/01/37	104	112,436
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series II
4.000%(ff)	07/01/25(oo)	1,045	1,050,209
Sr. Unsec’d. Notes
1.953%(ff)	02/04/32	4,530	3,852,191
3.782%(ff)	02/01/28	695	685,507
3.882%(ff)	07/24/38	20	17,353
3.964%(ff)	11/15/48	3,250	2,558,065
4.005%(ff)	04/23/29	2,170	2,132,314
4.452%(ff)	12/05/29	3,350	3,325,422
5.299%(ff)	07/24/29	2,740	2,794,980
5.350%(ff)	06/01/34	20	20,336
Sub. Notes
2.956%(ff)	05/13/31	15	13,622
KeyCorp,
Sr. Unsec’d. Notes
6.401%(ff)	03/06/35(a)	765	807,663
Sr. Unsec’d. Notes, MTN
2.250%	04/06/27	25	23,838
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
5.242%(ff)	04/19/29	2,760	$2,803,784
Morgan Stanley,
Sr. Unsec’d. Notes
5.123%(ff)	02/01/29	6,225	6,309,150
5.449%(ff)	07/20/29	1,975	2,019,209
6.407%(ff)	11/01/29	3,030	3,196,740
Sr. Unsec’d. Notes, GMTN
2.239%(ff)	07/21/32	2,020	1,715,725
3.875%	01/27/26	675	671,563
4.431%(ff)	01/23/30	515	508,359
Sr. Unsec’d. Notes, MTN
2.188%(ff)	04/28/26	25	24,951
2.943%(ff)	01/21/33	2,465	2,160,559
3.591%(cc)	07/22/28	1,255	1,223,172
Sub. Notes, GMTN
4.350%	09/08/26	3,825	3,807,508
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
4.758%(ff)	01/26/27	35	35,014
Societe Generale SA (France),
Gtd. Notes, 144A
2.797%(ff)	01/19/28	1,495	1,438,639
Sr. Non-Preferred Notes, 144A
1.488%(ff)	12/14/26	4,400	4,295,574
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN
1.150%	06/12/25	35	34,758
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
1.950%	06/05/30	10	8,696
7.161%(ff)	10/30/29	1,190	1,280,876
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.193%(ff)	06/05/26	1,560	1,552,904
3.091%(ff)	05/14/32	885	788,756
4.282%	01/09/28	1,370	1,352,923
Wells Fargo & Co.,
Sr. Unsec’d. Notes
2.188%(ff)	04/30/26	50	49,894
5.211%(ff)	12/03/35	3,220	3,195,959
5.389%(ff)	04/24/34	1,500	1,509,914
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31	4,175	3,764,234
5.557%(ff)	07/25/34	3,130	3,182,094
5.574%(ff)	07/25/29	3,660	3,758,270
			139,107,725
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.900%	02/01/46	584	532,925

A13

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Beverages (cont’d.)
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
3.500%	06/01/30	25	$23,817
8.000%	11/15/39	1,285	1,627,104
8.200%	01/15/39	250	318,241
Constellation Brands, Inc.,
Sr. Unsec’d. Notes
2.250%	08/01/31	1,015	860,619
			3,362,706
Biotechnology — 0.0%
Biogen, Inc.,
Sr. Unsec’d. Notes
2.250%	05/01/30	40	35,289
Building Materials — 0.1%
CRH SMW Finance DAC,
Gtd. Notes
5.125%	01/09/30	2,120	2,144,707
Owens Corning,
Sr. Unsec’d. Notes
3.500%	02/15/30	550	517,842
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	03/01/32	1,110	1,115,907
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30	760	701,025
4.750%	01/15/28	700	677,723
			5,157,204
Chemicals — 0.1%
Air Products & Chemicals, Inc.,
Sr. Unsec’d. Notes
1.500%	10/15/25	5	4,922
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.375%	11/15/42	95	78,065
9.400%	05/15/39	155	208,008
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
4.725%	11/15/28	2,580	2,591,041
5.419%	11/15/48	255	256,579
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
6.750%	05/02/34	1,888	1,937,560
Sasol Financing USA LLC (South Africa),
Gtd. Notes
6.500%	09/27/28	670	642,014
			5,718,189
Commercial Services — 0.1%
DCLI Bidco LLC,
Second Mortgage, 144A
7.750%	11/15/29	270	277,760
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.375%	09/25/26	EUR	693	$742,082
ERAC USA Finance LLC,
Gtd. Notes, 144A
4.200%	11/01/46		456	373,636
5.000%	02/15/29		1,205	1,217,991
7.000%	10/15/37		380	432,498
George Washington University (The),
Unsec’d. Notes, Series 2014
4.300%	09/15/44		5	4,299
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116		1,500	1,062,225
Northwestern University,
Unsec’d. Notes, Series 2020
2.640%	12/01/50		20	12,572
RELX Capital, Inc. (United Kingdom),
Gtd. Notes
3.000%	05/22/30		10	9,264
TR Finance LLC (Canada),
Gtd. Notes
3.350%	05/15/26		5	4,908
Transurban Finance Co. Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
4.125%	02/02/26		5	4,976
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		325	287,182
4.875%	01/15/28(a)		1,065	1,048,236
5.250%	01/15/30		235	230,923
University of Miami,
Sr. Unsec’d. Notes, Series 2022
4.063%	04/01/52		1,170	925,122
				6,633,674
Computers — 0.0%
Apple, Inc.,
Sr. Unsec’d. Notes
1.650%	05/11/30		15	13,166
3.200%	05/13/25		25	24,963
				38,129
Distribution/Wholesale — 0.0%
RB Global Holdings, Inc. (Canada),
Sr. Sec’d. Notes, 144A
6.750%	03/15/28		50	51,093
Diversified Financial Services — 0.3%
Ally Financial, Inc.,
Sr. Unsec’d. Notes
5.543%(ff)	01/17/31		755	750,187
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.500%	04/14/27		4,985	4,935,464

A14

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.650%	05/11/27	20	$19,579
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes
5.875%	07/21/28	2,600	2,669,193
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.608%	07/14/31	2,055	1,771,141
6.070%	07/12/28	3,355	3,482,794
Private Export Funding Corp.,
U.S. Gov’t. Gtd. Notes, Series NN
3.250%	06/15/25	330	329,460
			13,957,818
Electric — 1.0%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, 144A, MTN
2.000%	04/29/28	525	484,407
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.950%	06/01/28	2,910	2,851,161
Alfa Desarrollo SpA (Chile),
Sr. Sec’d. Notes, 144A
4.550%	09/27/51	622	475,405
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.450%	06/01/45	10	8,129
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
6.350%	10/01/36	550	595,930
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
3.800%	07/15/48	15	11,335
5.950%	05/15/37	305	321,442
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31	1,250	1,138,021
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage, Series K2
6.950%	03/15/33	590	660,546
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A
4.688%	05/15/29	1,400	1,340,164
Commonwealth Edison Co.,
First Mortgage, Series 123
3.750%	08/15/47	1,610	1,216,700
Connecticut Light & Power Co. (The),
First Mortgage, Series A
2.050%	07/01/31	3,255	2,781,324
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series 09-C
5.500%	12/01/39	220	220,026
Duke Energy Carolinas LLC,
First Mortgage
4.950%	01/15/33	4,425	4,424,172
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
6.050%	04/15/38	550	$586,534
First Ref. Mortgage
4.000%	09/30/42	570	467,670
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.000%	05/15/35	670	686,734
Enel Finance International NV (Italy),
Gtd. Notes, 144A
2.500%	07/12/31	2,140	1,834,317
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN
6.350%	08/10/28	905	899,914
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28	211	209,814
Evergy Kansas Central, Inc.,
First Mortgage
5.700%	03/15/53	1,310	1,302,420
Eversource Energy,
Sr. Unsec’d. Notes, Series M
3.300%	01/15/28	5	4,829
Exelon Corp.,
Sr. Unsec’d. Notes
3.400%	04/15/26	25	24,693
FirstEnergy Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
5.200%	04/01/28	900	913,272
Florida Power & Light Co.,
First Mortgage
5.100%	04/01/33	2,840	2,874,409
5.950%	10/01/33	295	313,789
Iberdrola International BV (Spain),
Gtd. Notes
6.750%	09/15/33	145	158,030
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	470	454,410
Kentucky Utilities Co.,
First Mortgage
4.375%	10/01/45	10	8,336
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.440%	01/15/32	25	21,364
4.900%	02/28/28	3,800	3,835,737
Northern States Power Co.,
First Mortgage
3.600%	09/15/47	1,580	1,177,609
NRG Energy, Inc.,
Gtd. Notes, 144A
3.625%	02/15/31	75	66,514
3.875%	02/15/32	200	176,004
Sr. Sec’d. Notes, 144A
2.000%	12/02/25	320	313,299
2.450%	12/02/27	1,395	1,308,151
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27	10	9,377

A15

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
3.950%	12/01/47	2,000	$1,459,591
4.950%	07/01/50	1,345	1,121,507
PacifiCorp,
First Mortgage
5.350%	12/01/53	3,010	2,757,088
PECO Energy Co.,
First Mortgage
2.800%	06/15/50	1,110	697,572
Public Service Electric & Gas Co.,
First Mortgage, MTN
2.050%	08/01/50	1,005	532,842
3.700%	05/01/28	1,280	1,254,785
4.900%	12/15/32	1,050	1,056,559
Sr. Sec’d. Notes, MTN
5.800%	05/01/37	535	564,671
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
1.600%	08/15/30	710	602,401
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48	1,400	1,098,341
Sempra,
Sr. Unsec’d. Notes
3.300%	04/01/25	20	20,000
Southern California Edison Co.,
First Mortgage
5.300%	03/01/28	1,670	1,689,621
First Ref. Mortgage
4.000%	04/01/47	580	431,777
First Ref. Mortgage, Series C
3.600%	02/01/45	860	613,911
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27	725	714,728
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/41	480	421,163
			49,212,545
Engineering & Construction — 0.1%
AECOM,
Gtd. Notes
5.125%	03/15/27	575	570,137
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
3.875%	04/30/28	919	877,075
4.250%	10/31/26	882	866,477
5.500%	07/31/47	800	657,504
			2,971,193
Entertainment — 0.1%
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	02/15/30	600	607,432
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Entertainment (cont’d.)
Warnermedia Holdings, Inc.,
Gtd. Notes
5.050%	03/15/42	2,205	$1,762,480
5.141%	03/15/52	1,210	881,979
			3,251,891
Environmental Control — 0.0%
Waste Connections, Inc.,
Sr. Unsec’d. Notes
3.200%	06/01/32	20	17,897
Foods — 0.2%
Bimbo Bakeries USA, Inc. (Mexico),
Gtd. Notes, 144A
6.050%	01/15/29	1,265	1,308,642
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes
3.625%	01/15/32	1,870	1,668,459
5.125%	02/01/28	2,000	2,020,243
5.750%	04/01/33	1,325	1,344,842
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30	275	256,247
4.375%	01/31/32	850	775,844
Mars, Inc.,
Sr. Unsec’d. Notes, 144A
2.375%	07/16/40	660	458,407
			7,832,684
Gas — 0.1%
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
5.843%	01/10/35	1,495	1,532,761
NiSource, Inc.,
Sr. Unsec’d. Notes
1.700%	02/15/31	915	766,079
3.490%	05/15/27	1,425	1,395,949
3.600%	05/01/30	1,270	1,202,715
3.950%	03/30/48	15	11,543
Southern Co. Gas Capital Corp.,
Gtd. Notes
5.150%	09/15/32	30	30,016
			4,939,063
Healthcare-Products — 0.0%
Abbott Laboratories,
Sr. Unsec’d. Notes
1.150%	01/30/28	20	18,497
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29	675	630,764
			649,261
Healthcare-Services — 0.4%
Aetna, Inc.,
Sr. Unsec’d. Notes
6.625%	06/15/36	515	549,569

A16

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
AHS Hospital Corp.,
Unsec’d. Notes
5.024%	07/01/45	5	$4,746
Banner Health,
Unsec’d. Notes
1.897%	01/01/31	5	4,313
Centra Health, Inc.,
Unsec’d. Notes
4.700%	01/01/48	25	20,872
CommonSpirit Health,
Sr. Sec’d. Notes
2.782%	10/01/30	5	4,494
5.318%	12/01/34	4,270	4,229,316
Elevance Health, Inc.,
Sr. Unsec’d. Notes
4.625%	05/15/42	390	343,614
4.650%	01/15/43	15	13,192
Hackensack Meridian Health, Inc.,
Sr. Sec’d. Notes
4.211%	07/01/48	20	16,661
HCA, Inc.,
Gtd. Notes
4.125%	06/15/29	20	19,423
4.375%	03/15/42	10	8,257
Gtd. Notes, MTN
7.750%	07/15/36	450	515,774
Humana, Inc.,
Sr. Unsec’d. Notes
3.700%	03/23/29	15	14,374
Indiana University Health, Inc. Obligated Group,
Sec’d. Notes
3.970%	11/01/48	15	11,971
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47	940	780,327
MedStar Health, Inc.,
Sec’d. Notes, Series 20A
3.626%	08/15/49	20	14,506
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A
2.532%	10/01/29	765	696,546
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
5.000%	12/15/34	2,240	2,202,816
Sutter Health,
Unsec’d. Notes
5.164%	08/15/33	1,732	1,744,870
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.375%	01/15/30	625	586,191
Trinity Health Corp.,
Sec’d. Notes
4.125%	12/01/45	5	4,187
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30	10	8,836
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
3.250%	05/15/51(a)	1,000	$667,976
3.750%	07/15/25	5	4,988
5.200%	04/15/63	2,840	2,560,489
5.500%	04/15/64	1,680	1,588,373
5.750%	07/15/64	945	930,158
			17,546,839
Holding Companies-Diversified — 0.0%
Clue Opco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31	575	575,376
Home Builders — 0.0%
KB Home,
Gtd. Notes
4.000%	06/15/31	575	516,004
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27	525	524,973
			1,040,977
Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
6.375%	05/15/30	220	214,429
6.625%	05/15/32(a)	115	112,003
			326,432
Insurance — 0.2%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.400%	06/30/30	30	28,058
Aon Global Ltd.,
Gtd. Notes
3.875%	12/15/25	5	4,985
Berkshire Hathaway Finance Corp.,
Gtd. Notes
3.850%	03/15/52	50	38,509
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes
4.400%	04/05/52	35	28,025
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
6.000%	12/07/33	3,785	3,934,258
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.951%	10/15/50	1,215	886,967
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37	772	805,564
Markel Group, Inc.,
Sr. Unsec’d. Notes
4.150%	09/17/50	410	314,492
5.000%	03/30/43	200	179,591
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.250%	11/15/30	10	8,831

A17

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
4.350%	01/30/47	5	$4,228
New York Life Insurance Co.,
Sub. Notes, 144A
6.750%	11/15/39	660	746,542
Principal Financial Group, Inc.,
Gtd. Notes
2.125%	06/15/30	20	17,533
3.400%	05/15/25	10	9,979
4.625%	09/15/42	130	116,446
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	575	467,766
6.850%	12/16/39	124	140,725
			7,732,499
Iron/Steel — 0.0%
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A
6.875%	11/01/29	375	367,235
7.375%	05/01/33	250	239,819
Nucor Corp.,
Sr. Unsec’d. Notes
2.700%	06/01/30	10	9,113
3.950%	05/01/28	15	14,784
			630,951
Lodging — 0.1%
Marriott International, Inc.,
Sr. Unsec’d. Notes
4.900%	04/15/29(a)	555	558,007
5.000%	10/15/27	15	15,190
Sr. Unsec’d. Notes, Series GG
3.500%	10/15/32	2,335	2,081,783
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.400%	08/08/28	288	287,640
			2,942,620
Machinery-Diversified — 0.0%
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
4.150%	09/15/27	25	24,955
Media — 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	05/01/27	125	123,088
5.500%	05/01/26	625	624,651
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29(a)	2,870	2,583,329
3.900%	06/01/52	580	375,035
4.908%	07/23/25	3	2,999
6.484%	10/23/45	1,021	966,977
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
2.600%	06/15/31	5,275	$4,541,724
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.500%	09/01/41	360	311,160
Walt Disney Co. (The),
Gtd. Notes
3.800%	03/22/30	50	48,428
			9,577,391
Mining — 0.2%
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
5.300%	02/21/35	515	516,214
Newmont Corp.,
Gtd. Notes
2.800%	10/01/29	2,750	2,555,631
Newmont Corp./Newcrest Finance Pty Ltd.,
Gtd. Notes
5.350%	03/15/34	1,280	1,292,416
Novelis, Inc.,
Gtd. Notes, 144A
6.875%	01/30/30	400	403,500
Rio Tinto Finance USA PLC (Australia),
Gtd. Notes
5.250%	03/14/35	695	695,955
Yamana Gold, Inc. (Canada),
Gtd. Notes
2.630%	08/15/31	3,050	2,625,575
			8,089,291
Multi-National — 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
5.000%	01/24/29	1,430	1,455,197
Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	1,810	1,748,574
Oil & Gas — 0.4%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	755	663,954
Sr. Unsec’d. Notes, 144A
3.750%	01/15/30	2,412	2,277,830
4.000%	01/15/31	770	719,329
5.125%	10/01/34	585	556,133
BP Capital Markets America, Inc.,
Gtd. Notes
3.410%	02/11/26	25	24,785
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
2.950%	07/15/30	20	17,989
Sr. Unsec’d. Notes, 144A
5.000%	12/15/29	1,560	1,558,305

A18

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.400%	06/15/47	714	$635,024
Chevron Corp.,
Sr. Unsec’d. Notes
1.995%	05/11/27	10	9,565
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.625%	11/01/30	150	154,758
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41	300	279,684
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
6.875%	04/29/30	637	629,865
7.750%	02/01/32	1,520	1,488,080
8.625%	01/19/29	2,105	2,235,510
Expand Energy Corp.,
Gtd. Notes
4.750%	02/01/32	500	473,529
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
6.000%	04/15/30	300	285,085
6.250%	04/15/32	500	467,819
Korea National Oil Corp. (South Korea),
Sr. Unsec’d. Notes, 144A
4.750%	04/03/26	510	510,291
4.875%	04/03/28	530	534,049
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.950%	01/28/31	2,146	1,817,555
6.490%	01/23/27	471	460,709
6.500%	03/13/27	330	321,387
Gtd. Notes, MTN
6.875%	08/04/26(a)	670	666,382
QatarEnergy (Qatar),
Sr. Unsec’d. Notes, 144A
1.375%	09/12/26	600	572,640
2.250%	07/12/31	820	707,381
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
6.875%	09/19/33	1,015	1,089,611
			19,157,249
Packaging & Containers — 0.2%
Ball Corp.,
Gtd. Notes
3.125%	09/15/31(a)	425	368,127
6.000%	06/15/29	1,150	1,165,351
Berry Global, Inc.,
Sr. Sec’d. Notes
1.570%	01/15/26	5,135	5,006,401
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A
6.125%	02/01/28	125	125,035
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Packaging & Containers (cont’d.)
Smurfit Westrock Financing DAC (Ireland),
Gtd. Notes, 144A
5.418%	01/15/35	1,000	$1,003,327
			7,668,241
Pharmaceuticals — 0.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.950%	11/21/26	10	9,790
3.600%	05/14/25	10	9,994
4.050%	11/21/39	250	219,330
4.550%	03/15/35	2,190	2,113,884
4.700%	05/14/45	735	662,556
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.250%	12/15/25	685	680,909
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
2.823%	05/20/30	20	18,245
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
3.410%	06/15/27	15	14,672
3.750%	09/15/25	5	4,979
CVS Health Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/29	50	46,677
4.780%	03/25/38	3,750	3,372,101
5.300%	12/05/43	245	219,767
Eli Lilly & Co.,
Sr. Unsec’d. Notes
4.875%	02/27/53	340	312,553
Mylan, Inc.,
Gtd. Notes
5.200%	04/15/48	685	533,268
5.400%	11/29/43	845	705,590
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28	900	841,169
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46	690	549,811
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40	470	341,457
			10,656,752
Pipelines — 0.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.750%	01/15/28	450	447,732
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31	1,625	1,480,382
DCP Midstream Operating LP,
Gtd. Notes
5.125%	05/15/29	2,690	2,707,327

A19

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes
4.600%	12/15/44	65	$55,363
Energy Transfer LP,
Gtd. Notes
5.250%	04/15/29	10	10,122
Sr. Unsec’d. Notes
4.950%	06/15/28	1,115	1,122,457
5.550%	05/15/34	1,495	1,493,849
6.100%	02/15/42	25	24,899
6.125%	12/15/45	180	176,976
6.250%	04/15/49	1,900	1,884,444
6.400%	12/01/30	480	511,645
6.550%	12/01/33	1,265	1,353,186
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A
7.500%	06/01/27	50	51,122
7.500%	06/01/30	50	53,876
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
4.350%	07/15/25	5	4,989
Greensaif Pipelines Bidco Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
6.510%	02/23/42	715	746,058
Kinder Morgan, Inc.,
Gtd. Notes
3.600%	02/15/51	2,260	1,547,483
MPLX LP,
Sr. Unsec’d. Notes
2.650%	08/15/30	595	530,037
4.000%	03/15/28	1,385	1,359,727
4.875%	06/01/25	3,250	3,250,053
5.200%	03/01/47	40	35,213
5.500%	02/15/49	395	359,458
Northwest Pipeline LLC,
Sr. Unsec’d. Notes
4.000%	04/01/27	3,725	3,683,781
ONEOK Partners LP,
Gtd. Notes
6.650%	10/01/36	145	156,085
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30	5,205	4,793,185
4.500%	03/15/50	295	231,998
6.050%	09/01/33	2,160	2,246,135
Spectra Energy Partners LP,
Gtd. Notes
3.375%	10/15/26	15	14,732
Targa Resources Corp.,
Gtd. Notes
4.200%	02/01/33	755	696,632
6.125%	03/15/33	1,895	1,976,434
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	115	106,543
4.125%	08/15/31	90	81,768
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
6.250%	01/15/30	650	$658,566
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48	125	106,940
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.900%	01/15/45	1,000	881,169
5.100%	09/15/45	500	451,302
5.150%	03/15/34	510	503,015
5.600%	03/15/35	1,615	1,644,695
8.750%	03/15/32	1,130	1,356,488
			38,795,866
Real Estate Investment Trusts (REITs) — 0.5%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
2.000%	05/18/32	1,815	1,478,588
2.950%	03/15/34	480	400,428
5.250%	05/15/36	2,445	2,385,613
American Tower Corp.,
Sr. Unsec’d. Notes
1.450%	09/15/26	30	28,692
3.600%	01/15/28	5,420	5,277,639
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.900%	03/15/27	5	4,916
4.050%	07/01/30	5	4,784
COPT Defense Properties LP,
Gtd. Notes
2.900%	12/01/33	1,345	1,087,759
Crown Castle, Inc.,
Sr. Unsec’d. Notes
2.900%	03/15/27	10	9,661
3.700%	06/15/26	10	9,880
4.750%	05/15/47	5	4,255
Essex Portfolio LP,
Gtd. Notes
3.000%	01/15/30	5	4,603
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	04/15/26	1,050	1,052,905
Healthpeak OP LLC,
Gtd. Notes
2.125%	12/01/28	5	4,563
2.875%	01/15/31	5	4,472
Kimco Realty OP LLC,
Gtd. Notes
2.700%	10/01/30	3,480	3,135,198
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.500%	03/15/31	950	633,602
5.000%	10/15/27	400	360,930
Prologis LP,
Sr. Unsec’d. Notes
2.125%	04/15/27	5	4,782

A20

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Public Storage Operating Co.,
Gtd. Notes
1.950%	11/09/28	10	$9,175
2.250%	11/09/31(a)	1,288	1,102,293
Realty Income Corp.,
Sr. Unsec’d. Notes
4.625%	11/01/25	20	19,993
Sun Communities Operating LP,
Gtd. Notes
2.700%	07/15/31	3,000	2,610,387
5.500%	01/15/29	3,445	3,520,902
WP Carey, Inc.,
Sr. Unsec’d. Notes
3.850%	07/15/29	20	19,228
			23,175,248
Retail — 0.1%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28	525	500,924
AutoZone, Inc.,
Sr. Unsec’d. Notes
1.650%	01/15/31	770	647,264
3.125%	04/21/26	5	4,928
3.750%	06/01/27	15	14,776
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.000%	05/15/25	4,705	4,696,009
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29	275	248,296
3.875%	10/01/31	250	215,887
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.500%	04/15/27	50	48,347
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
5.000%	04/15/33	30	29,932
TJX Cos., Inc. (The),
Sr. Unsec’d. Notes
1.600%	05/15/31	5	4,212
Walmart, Inc.,
Sr. Unsec’d. Notes
3.900%	09/09/25	20	19,946
			6,430,521
Semiconductors — 0.1%
Broadcom, Inc.,
Sr. Unsec’d. Notes
5.050%	07/12/29	1,858	1,883,697
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	320	265,307
3.187%	11/15/36	4,445	3,647,120
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes
2.650%	02/15/32	25	21,301
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Semiconductors (cont’d.)
3.150%	05/01/27	5	$4,856
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
2.150%	05/20/30	25	22,398
3.250%	05/20/27	12	11,770
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
1.750%	05/04/30	15	13,152
			5,869,601
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.,
Gtd. Notes
5.353%	01/15/30	4,172	4,228,755
Software — 0.1%
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.200%	07/01/26	10	9,842
5.450%	03/02/28	2,560	2,618,993
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.950%	09/15/29	5	4,651
3.800%	12/15/26	15	14,827
			2,648,313
Telecommunications — 0.6%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.250%	02/01/32	8,790	7,411,466
2.550%	12/01/33	576	472,413
3.500%	09/15/53(a)	850	579,464
3.650%	09/15/59	160	107,879
4.500%	05/15/35	545	512,252
Level 3 Financing, Inc.,
Sec’d. Notes, 144A
4.875%	06/15/29	100	84,738
Sr. Sec’d. Notes, 144A
10.500%	04/15/29	300	331,942
10.500%	05/15/30	425	458,313
11.000%	11/15/29	1,095	1,221,694
Rogers Communications, Inc. (Canada),
Gtd. Notes
3.800%	03/15/32	4,030	3,649,000
4.500%	03/15/42	60	50,747
T-Mobile USA, Inc.,
Gtd. Notes
2.050%	02/15/28	380	354,938
2.550%	02/15/31	1,385	1,220,961
3.875%	04/15/30	8,000	7,666,703
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.680%	10/30/30	615	523,205
2.550%	03/21/31	1,074	946,347
2.650%	11/20/40	1,595	1,119,813
3.150%	03/22/30	1,900	1,770,556

A21

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Sr. Unsec’d. Notes, 144A
4.780%	02/15/35	43	$41,738
			28,524,169
Transportation — 0.0%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.150%	04/01/45	10	8,320
6.700%	08/01/28	670	714,545
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
1.750%	12/02/26	10	9,561
2.875%	11/15/29	5	4,630
3.500%	05/01/50	20	14,078
CSX Corp.,
Sr. Unsec’d. Notes
6.150%	05/01/37	715	771,354
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
5.590%	05/17/25	100	100,033
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31	150	153,881
			1,776,402

Total Corporate Bonds (cost $510,885,860)			494,223,604
Municipal Bonds — 0.2%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Taxable, Revenue Bonds, Series B
4.263%	09/15/32	240	234,942
California — 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	1,325	1,418,460
Taxable, Revenue Bonds, Series S
3.176%	04/01/41	25	20,021
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39	1,270	1,463,585
General Obligation Unlimited, Taxable, BABs
7.500%	04/01/34	475	549,631
7.625%	03/01/40	220	262,960
7.550%	04/01/39	245	296,427
University of California,
Taxable, Revenue Bonds, Series J
4.131%	05/15/45	5	4,501
			4,015,585
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	680	689,165
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Florida — 0.0%
County of Miami-Dade Transit System,
Revenue Bonds, BABs, Series B
5.624%	07/01/40	10	$10,115
Florida Development Finance Corp.,
Taxable, Revenue Bonds, Series B
4.109%	04/01/50	40	32,837
			42,952
Georgia — 0.0%
Municipal Electric Authority of Georgia,
Taxable, Revenue Bonds, BABs
6.655%	04/01/57	14	15,050
Illinois — 0.0%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40	1,030	1,121,787
New Jersey — 0.1%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	1,070	1,285,993
New York — 0.0%
New York State Urban Development Corp.,
Taxable, Revenue Bonds, Series B
2.590%	03/15/35	30	24,573
Ohio — 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, BABs, Series C
4.910%	06/01/40	455	443,366
Pennsylvania — 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45	550	536,850
Texas — 0.0%
Central Texas Regional Mobility Authority,
Taxable, Revenue Bonds, Series E
3.167%	01/01/41	15	11,975
Dallas Fort Worth International Airport,
Taxable, Revenue Bonds
2.843%	11/01/46	15	10,865
Taxable, Revenue Bonds, Series A
4.087%	11/01/51	25	20,540
Texas A&M University,
Taxable, Revenue Bonds, Series B
3.330%	05/15/39	25	21,490
			64,870
Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	495	377,920

A22

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Wisconsin — 0.0%
State of Wisconsin,
Taxable, Revenue Bonds, Series A
3.954%	05/01/36	15	$13,943

Total Municipal Bonds (cost $8,390,461)			8,866,996
Residential Mortgage-Backed Securities — 0.7%
Angel Oak Mortgage Trust,
Series 2021-01, Class A1, 144A
0.909%(cc)	01/25/66	12	9,887
Banc of America Mortgage Trust,
Series 2005-A, Class 2A1
5.125%(cc)	02/25/35	67	65,014
Bellemeade Re Ltd.,
Series 2021-03A, Class A2, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 1.000%)
5.340%(c)	09/25/31	2,100	2,100,993
BRAVO Residential Funding Trust,
Series 2023-RPL01, Class A1, 144A
5.000%(cc)	05/25/63	3,715	3,702,604
Chase Home Lending Mortgage Trust,
Series 2024-RPL03, Class A1A, 144A
3.250%(cc)	09/25/64	476	422,576
Chase Mortgage Finance Trust,
Series 2007-A01, Class 1A5
6.694%(cc)	02/25/37	35	34,431
CIM Trust,
Series 2024-R01, Class A1, 144A
4.750%(cc)	06/25/64	2,262	2,224,575
Citigroup Mortgage Loan Trust,
Series 2022-A, Class A1, 144A
6.170%(cc)	09/25/62	550	550,701
Connecticut Avenue Securities Trust,
Series 2022-R01, Class 1M1, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 0.000%)
5.340%(c)	12/25/41	2	2,453
Series 2022-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.900% (Cap N/A, Floor 0.000%)
6.240%(c)	12/25/41	1,260	1,270,821
Series 2022-R04, Class 1M1, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
6.340%(c)	03/25/42	4	4,524
Series 2023-R02, Class 1M1, 144A, 30 Day Average SOFR + 2.300% (Cap N/A, Floor 0.000%)
6.640%(c)	01/25/43	7	7,114
Series 2023-R08, Class 1M1, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)
5.840%(c)	10/25/43	397	397,123
Credit Suisse Mortgage Trust,
Series 2018-RPL09, Class A, 144A
3.850%(cc)	09/25/57	538	514,801
EFMT,
Series 2024-CES01, Class A1, 144A
5.522%(cc)	01/26/60	3,109	3,117,786
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Fannie Mae Connecticut Avenue Securities,
Series 2021-R02, Class 2M1, 144A, 30 Day Average SOFR + 0.900% (Cap N/A, Floor 0.000%)
5.240%(c)	11/25/41	1	$917
Fannie Mae REMIC,
Series 2020-24, Class SP, IO, 30 Day Average SOFR x (1) + 5.936% (Cap 6.050%, Floor 0.000%)
1.596%(c)	04/25/50	955	119,310
Series 2020-73, Class ID, IO, 30 Day Average SOFR x (1) + 5.136% (Cap 5.250%, Floor 0.000%)
0.783%(c)	05/25/40	12,113	902,002
Series 2022-51, Class PS, IO, 30 Day Average SOFR x (1) + 5.950% (Cap 5.950%, Floor 0.000%)
1.610%(c)	08/25/52	2,244	231,343
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
5.990%(c)	01/25/34	120	120,360
Series 2021-DNA07, Class M1, 144A, 30 Day Average SOFR + 0.850% (Cap N/A, Floor 0.000%)
5.190%(c)	11/25/41	5	5,041
Series 2022-DNA03, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
6.340%(c)	04/25/42	9	8,606
Series 2022-DNA04, Class M1A, 144A, 30 Day Average SOFR + 2.200% (Cap N/A, Floor 0.000%)
6.540%(c)	05/25/42	11	11,353
Series 2022-DNA05, Class M1A, 144A, 30 Day Average SOFR + 2.950% (Cap N/A, Floor 0.000%)
7.290%(c)	06/25/42	12	12,064
Series 2022-HQA01, Class M1A, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
6.440%(c)	03/25/42	6	6,046
Freddie Mac REMIC,
Series 4535, Class PA
3.000%	03/15/44	344	332,584
Series 5021, Class SB, IO, 30 Day Average SOFR x (1) + 3.550% (Cap 3.550%, Floor 0.000%)
0.000%(c)	10/25/50	3,387	92,272
Series 5222, Class SA, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	05/25/52	366	6,374
Series 5251, Class PO, PO
2.302%(s)	08/25/52	2,140	1,475,354
Series 5281, Class AY
2.500%	08/25/52	811	657,093
Freddie Mac Strips,
Series 406, Class PO, PO
1.210%(s)	10/25/53	3,584	2,964,425
Government National Mortgage Assoc.,
Series 2018-121, Class KS, IO, 1 Month SOFR x (1) + 3.746% (Cap 3.860%, Floor 0.000%)
0.000%(c)	09/20/48	1,383	32,608
Series 2018-148, Class DS, IO, 1 Month SOFR x (1) + 3.726% (Cap 3.840%, Floor 0.000%)
0.000%(c)	10/20/48	1,787	46,507

A23

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2018-155, Class PS, IO, 1 Month SOFR x (1) + 3.186% (Cap 2.000%, Floor 0.000%)
0.000%(c)	11/20/48	2,350	$29,429
Series 2019-092, Class S, IO, 1 Month SOFR x (1) + 2.696% (Cap 2.810%, Floor 0.000%)
0.000%(c)	07/20/49	4,112	29,422
Series 2019-097, Class MS, IO, 1 Month SOFR x (1) + 2.966% (Cap 3.080%, Floor 0.000%)
0.000%(c)	08/20/49	2,584	29,322
Series 2019-099, Class SA, IO, 1 Month SOFR x (1) + 3.236% (Cap 3.350%, Floor 0.000%)
0.000%(c)	08/20/49	2,833	42,107
Series 2021-114, Class TI, IO
3.000%	06/20/51	2,941	425,596
Series 2021-165, Class ST, IO, 1 Month SOFR x (1) + 3.246% (Cap 0.020%, Floor 0.000%)
0.000%(c)	01/20/50	553	219
Series 2022-046, Class S, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52	970	16,539
Series 2022-051, Class SC, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52	4,104	98,093
Series 2022-066, Class SB, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52	1,377	34,323
Series 2022-068, Class SP, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52	1,121	31,382
Series 2022-078, Class MS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)
0.000%(c)	04/20/52	3,642	81,809
Series 2022-078, Class SB, IO, 30 Day Average SOFR x (1) + 3.750% (Cap 3.750%, Floor 0.000%)
0.000%(c)	04/20/52	2,452	61,534
Series 2022-093, Class GS, IO, 30 Day Average SOFR x (1) + 3.650% (Cap 3.650%, Floor 0.000%)
0.000%(c)	05/20/52	868	17,365
Series 2022-093, Class IO, IO
3.000%	08/20/51	9,729	1,103,732
Series 2022-126, Class CS, IO, 30 Day Average SOFR x (1) + 3.760% (Cap 3.760%, Floor 0.000%)
0.000%(c)	07/20/52	5,105	101,678
Series 2022-133, Class SA, IO, 30 Day Average SOFR x (1) + 3.950% (Cap 3.950%, Floor 0.000%)
0.000%(c)	07/20/52	1,873	41,487
Series 2022-148, Class DS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)
0.000%(c)	08/20/52	1,945	34,011
JPMorgan Mortgage Trust,
Series 2007-A01, Class 4A1
7.191%(cc)	07/25/35	7	7,287
Series 2020-INV02, Class A3, 144A
3.000%(cc)	10/25/50	6	4,935
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Kinbane DAC (Ireland),
Series 2024-RPL02A, Class A, 144A, 1 Month EURIBOR + 1.100% (Cap N/A, Floor 0.000%)
3.473%(c)	01/24/63	EUR	1,322	$1,423,366
Legacy Mortgage Asset Trust,
Series 2021-GS01, Class A1, 144A
5.892%(cc)	10/25/66		278	277,529
MFA Trust,
Series 2021-RPL01, Class A1, 144A
1.131%(cc)	07/25/60		1,789	1,617,937
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)
5.185%(c)	01/25/48		153	149,079
PRET Trust,
Series 2024-RPL02, Class A1, 144A
4.075%(cc)	06/25/64		1,594	1,504,752
PRPM LLC,
Series 2024-RPL04, Class A1, 144A
4.000%(cc)	12/25/54		3,306	3,192,986
RCKT Mortgage Trust,
Series 2024-CES09, Class A1A, 144A
5.582%(cc)	12/25/44		1,937	1,942,550
Shamrock Residential (Ireland),
Series 2023-01A, Class A, 144A, 1 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)
3.373%(c)	06/24/71	EUR	345	373,617
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
6.527%(cc)	02/25/34		28	26,544
Towd Point Mortgage Trust,
Series 2020-04, Class A1, 144A
1.750%	10/25/60		561	506,927

Total Residential Mortgage-Backed Securities (cost $34,205,157)				34,655,219
Sovereign Bonds — 0.4%
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30		710	616,252
Finnvera OYJ (Finland),
Gov’t. Gtd. Notes, 144A, MTN
2.375%	06/04/25		400	398,497
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes, Series 05YR
5.375%	02/19/30		3,317	3,340,530
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
6.000%	05/07/36		1,463	1,415,452
6.875%	05/13/37		2,625	2,690,625
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes, 144A
4.750%	06/15/26		2,422	2,409,890

A24

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds(continued)
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.500%	04/16/50	475	$302,813
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.783%	01/23/31	453	398,300
Province of Alberta (Canada),
Sr. Unsec’d. Notes
3.300%	03/15/28	20	19,555
Province of New Brunswick (Canada),
Sr. Unsec’d. Notes
3.625%	02/24/28	20	19,696
Republic of Poland Government International Bond (Poland),
Bonds
5.375%	02/12/35	2,565	2,572,695
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
5.125%	01/13/28	2,745	2,774,234

Total Sovereign Bonds (cost $17,131,274)			16,958,539
U.S. Government Agency Obligations — 9.2%
Federal Home Loan Bank
5.500%	07/15/36(k)	960	1,048,032
Federal Home Loan Mortgage Corp.
1.500%	07/01/36	1,877	1,649,969
1.500%	11/01/50	3,685	2,790,818
2.000%	01/01/32	261	246,452
2.000%	02/01/36	1,089	988,920
2.000%	06/01/40	914	799,000
2.000%	10/01/40	1,372	1,173,538
2.000%	09/01/50	2,844	2,281,638
2.000%	03/01/51	1,498	1,199,429
2.000%	04/01/51	93	74,538
2.000%	07/01/51	4,807	3,844,305
2.000%	09/01/51	412	331,817
2.500%	03/01/30	99	95,786
2.500%	10/01/32	279	265,205
2.500%	10/01/35	2,148	2,008,603
2.500%	01/01/51	1,376	1,156,929
2.500%	03/01/51	876	732,821
2.500%	04/01/51	7,102	5,954,419
2.500%	05/01/51	4,023	3,356,273
2.500%	08/01/51	415	347,894
2.500%	10/01/51	3,019	2,540,387
2.500%	12/01/51	2,883	2,406,070
3.000%	10/01/28	58	56,646
3.000%	06/01/29	172	168,206
3.000%	03/01/32	256	248,934
3.000%	01/01/37	150	140,759
3.000%	01/01/43	346	311,902
3.000%	07/01/43	697	627,273
3.000%	09/01/46	1,982	1,759,413
3.000%	12/01/46	5,792	5,122,390
3.000%	01/01/47	1,775	1,572,094
3.000%	02/01/50	1,478	1,298,205
3.000%	03/01/51	1,351	1,172,469
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.000%	06/01/51	544	$473,089
3.000%	07/01/51	887	770,313
3.000%	02/01/52	429	375,877
3.500%	06/01/37	108	103,595
3.500%	03/01/42	164	153,206
3.500%	06/01/42	116	108,259
3.500%	01/01/47	293	268,443
3.500%	02/01/47	396	363,029
3.500%	03/01/48	4,177	3,826,816
3.500%	04/01/52	2,416	2,187,204
3.500%	09/01/52	4,937	4,455,575
4.000%	06/01/26	25	24,489
4.000%	09/01/26	13	13,136
4.000%	09/01/37	302	294,741
4.000%	10/01/39	266	257,108
4.000%	12/01/40	123	118,212
4.000%	10/01/41	97	93,152
4.000%	01/01/42	42	40,180
4.000%	10/01/45	134	127,500
4.000%	04/01/52	1,045	984,648
4.500%	09/01/39	80	79,400
4.500%	10/01/39	466	460,510
4.500%	12/01/39	155	153,369
4.500%	10/01/46	79	77,469
4.500%	12/01/47	348	339,395
4.500%	07/01/52	6,429	6,153,168
5.000%	05/01/34	7	7,331
5.000%	05/01/34	76	76,160
5.000%	08/01/35	8	7,915
5.000%	09/01/35	15	15,589
5.000%	10/01/36	13	13,117
5.000%	05/01/37	8	7,662
5.000%	07/01/37	143	144,913
5.000%	09/01/38	19	19,253
5.000%	09/01/38	20	20,049
5.000%	09/01/38	23	22,877
5.000%	02/01/39	8	7,905
5.000%	06/01/39	23	23,172
5.000%	10/01/52	413	406,466
5.000%	11/01/52	1,288	1,265,632
5.500%	02/01/34	11	10,823
5.500%	04/01/34	221	224,268
5.500%	06/01/34	28	29,024
5.500%	06/01/34	63	64,368
5.500%	05/01/37	18	18,502
5.500%	02/01/38	141	143,410
5.500%	05/01/38	26	26,907
5.500%	07/01/38	132	134,762
5.500%	02/01/53	13,050	13,061,788
6.000%	03/01/32	69	71,946
6.000%	12/01/33	18	18,321
6.000%	07/01/36	2	1,720
6.000%	12/01/36	3	3,064
6.000%	05/01/37	4	4,527
6.000%	12/01/37	8	8,651
6.000%	01/01/38	2	1,699
6.000%	01/01/38	4	3,797

A25

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
6.000%	01/01/38	89	$92,921
6.000%	10/01/38	31	32,519
6.000%	08/01/39	14	14,981
6.000%	12/01/52	399	406,655
6.750%	03/15/31	455	517,711
7.000%	01/01/31	3	3,629
7.000%	06/01/31	2	2,006
7.000%	09/01/31	1	875
7.000%	10/01/31	13	13,856
7.000%	10/01/32	11	11,076
Federal National Mortgage Assoc.
1.500%	01/01/36	2,325	2,047,102
1.500%	05/01/36	352	309,747
1.500%	06/01/36	369	324,553
1.500%	07/01/36	1,346	1,183,474
1.500%	12/01/36	1,650	1,449,203
1.500%	02/01/42	413	338,179
1.500%	10/01/50	348	263,437
1.500%	11/01/50	3,743	2,831,795
1.500%	12/01/50	4,192	3,174,204
1.500%	01/01/51	1,821	1,377,146
1.500%	03/01/51	886	669,598
2.000%	03/01/31	986	936,486
2.000%	08/01/31	386	364,641
2.000%	01/01/32	2,047	1,932,181
2.000%	05/01/36	1,072	970,149
2.000%	12/01/36	2,106	1,909,181
2.000%	02/01/37	2,384	2,155,877
2.000%	02/01/41	1,865	1,594,087
2.000%	05/01/41(k)	4,219	3,604,178
2.000%	08/01/50	1,005	806,863
2.000%	10/01/50	9,425	7,561,077
2.000%	12/01/50	36	29,201
2.000%	01/01/51	1,716	1,375,749
2.000%	02/01/51(k)	13,189	10,564,254
2.000%	03/01/51	3,354	2,685,716
2.000%	04/01/51	3,526	2,822,198
2.000%	05/01/51(k)	22,633	18,093,297
2.000%	08/01/51	3,305	2,638,438
2.500%	TBA	4,000	3,325,431
2.500%	07/01/32	847	806,852
2.500%	08/01/32	938	895,227
2.500%	09/01/32	895	854,458
2.500%	07/01/35	3,146	2,996,883
2.500%	11/01/36	4,470	4,159,692
2.500%	10/01/37	886	824,423
2.500%	10/01/43	417	360,829
2.500%	12/01/46	769	655,082
2.500%	03/01/50	598	503,947
2.500%	08/01/50	2,609	2,193,220
2.500%	12/01/50	264	222,821
2.500%	12/01/50	3,287	2,754,228
2.500%	02/01/51	2,099	1,758,573
2.500%	02/01/51	2,578	2,157,694
2.500%	04/01/51	3,097	2,594,485
2.500%	08/01/51	815	680,636
2.500%	09/01/51	2,588	2,163,589
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
2.500%	10/01/51	894	$746,996
2.500%	12/01/51	7,586	6,381,305
2.500%	02/01/52	405	340,532
2.500%	05/01/52	797	670,805
3.000%	02/01/27	157	154,733
3.000%	08/01/30	259	251,696
3.000%	05/01/35	2,288	2,175,834
3.000%	07/01/36	1,400	1,331,152
3.000%	11/01/36	638	597,275
3.000%	12/01/42	387	348,004
3.000%	12/01/42	505	454,775
3.000%	03/01/43	97	87,022
3.000%	11/01/46	96	84,817
3.000%	01/01/47	771	682,143
3.000%	02/01/47	552	487,950
3.000%	03/01/47	432	382,382
3.000%	11/01/49	421	370,000
3.000%	12/01/49	272	238,670
3.000%	12/01/49	365	319,810
3.000%	01/01/50	416	361,597
3.000%	02/01/50	369	324,370
3.000%	02/01/50	425	369,012
3.000%	02/01/50	4,541	3,990,257
3.000%	03/01/50	317	277,670
3.000%	05/01/51	737	638,896
3.000%	12/01/51	4,533	3,977,815
3.000%	12/01/51	14,648	12,863,853
3.000%	03/01/52	875	760,368
3.000%	03/01/52	1,597	1,396,614
3.000%	04/01/52	862	748,767
3.000%	04/01/52	1,649	1,443,914
3.000%	05/01/52	2,247	1,950,521
3.500%	07/01/31	175	171,935
3.500%	11/01/32	127	124,351
3.500%	02/01/33	261	256,267
3.500%	05/01/33	357	349,595
3.500%	06/01/39	247	230,869
3.500%	01/01/42	1,742	1,623,467
3.500%	05/01/42	868	808,704
3.500%	07/01/42	343	319,736
3.500%	08/01/42	131	122,514
3.500%	08/01/42	292	272,050
3.500%	09/01/42	362	337,818
3.500%	09/01/42	643	598,992
3.500%	11/01/42	180	167,890
3.500%	03/01/43	1,250	1,165,068
3.500%	04/01/43	196	182,963
3.500%	04/01/43	434	404,422
3.500%	07/01/43	93	86,276
3.500%	06/01/45	1,660	1,534,353
3.500%	07/01/46	216	198,473
3.500%	11/01/46	408	374,112
3.500%	09/01/47	405	370,334
3.500%	01/01/48	4,110	3,753,300
3.500%	05/01/48	375	342,471
3.500%	06/01/48	1,838	1,682,696
3.500%	02/01/52	4,591	4,171,244

A26

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.500%	03/01/52	793	$722,998
3.500%	06/01/52	398	359,788
4.000%	12/01/36	301	295,108
4.000%	10/01/41	981	943,461
4.000%	07/01/44	386	367,931
4.000%	09/01/44	625	595,939
4.000%	10/01/46	292	274,825
4.000%	06/01/47	276	260,444
4.000%	09/01/47	102	96,651
4.000%	11/01/47	328	310,497
4.000%	11/01/47	446	422,017
4.000%	12/01/47	1,402	1,325,747
4.000%	03/01/49	2,854	2,688,908
4.000%	01/01/50	1,246	1,173,183
4.000%	05/01/50	1,744	1,641,983
4.000%	05/01/52	821	766,524
4.000%	06/01/52	3,209	2,995,506
4.000%	07/01/52	2,745	2,573,696
4.000%	07/01/52	6,161	5,750,965
4.000%	09/01/52	1,006	939,194
4.000%	10/01/52	853	795,566
4.000%	12/01/52	6,160	5,748,033
4.500%	07/01/33	15	14,816
4.500%	08/01/33	4	4,491
4.500%	09/01/33	16	15,486
4.500%	10/01/33	38	37,982
4.500%	03/01/34	10	10,370
4.500%	01/01/35	1	854
4.500%	07/01/39	295	290,955
4.500%	08/01/39	201	198,584
4.500%	09/01/39	123	121,499
4.500%	12/01/39	2	1,883
4.500%	03/01/41	485	478,456
4.500%	06/01/50	597	576,336
4.500%	07/01/52	4,185	4,009,670
4.500%	08/01/52	1,169	1,119,900
4.500%	09/01/52	3,728	3,572,000
4.500%	01/01/53	970	928,681
5.000%	TBA	1,500	1,468,845
5.000%	03/01/34	75	75,011
5.000%	04/01/35	178	179,247
5.000%	06/01/35	43	43,474
5.000%	07/01/35	34	34,360
5.000%	07/01/35	47	47,502
5.000%	09/01/35	41	41,226
5.000%	11/01/35	46	46,011
5.000%	02/01/36	25	25,192
5.000%	06/01/49	404	402,870
5.000%	08/01/52	393	386,768
5.000%	09/01/52	409	402,345
5.000%	10/01/52	1,736	1,705,996
5.000%	02/01/53	12,606	12,385,047
5.500%	02/01/33	34	34,046
5.500%	08/01/33	78	79,534
5.500%	10/01/33	23	23,153
5.500%	12/01/33	18	18,205
5.500%	12/01/34	50	51,316
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
5.500%	10/01/35	101	$103,163
5.500%	04/01/36	39	40,188
5.500%	01/01/37	26	26,713
5.500%	04/01/37	12	12,295
5.500%	05/01/37	76	77,725
5.500%	08/01/37	87	88,509
5.500%	04/01/53	913	913,084
5.500%	09/01/53	539	538,954
5.500%	11/01/53	690	688,884
6.000%	TBA	1,000	1,015,642
6.000%	10/01/33	75	76,524
6.000%	11/01/33	4	3,908
6.000%	11/01/33	5	5,468
6.000%	01/01/34	133	137,891
6.000%	02/01/34	35	36,298
6.000%	03/01/34	1	747
6.000%	03/01/34	9	8,991
6.000%	01/01/35	17	17,315
6.000%	01/01/35	38	38,823
6.000%	02/01/35	1	835
6.000%	02/01/35	62	63,333
6.000%	02/01/35	81	82,876
6.000%	04/01/35	6	6,304
6.000%	05/01/36	10	10,213
6.000%	06/01/36	10	10,754
6.000%	02/01/37	27	28,400
6.000%	06/01/37	10	10,111
6.000%	05/01/38	68	70,789
6.000%	01/01/53	5,758	5,850,493
6.000%	09/01/53	2,154	2,188,414
6.500%	09/01/32	1	670
6.500%	09/01/32	7	7,530
6.500%	09/01/32	9	9,423
6.500%	09/01/32	15	15,905
6.500%	10/01/32	15	15,937
6.500%	04/01/33	19	19,276
6.500%	11/01/33	15	15,963
6.500%	01/01/34	7	7,080
6.500%	09/01/34	23	23,615
6.500%	09/01/36	70	73,833
6.500%	10/01/36	9	9,742
6.500%	01/01/37	31	32,560
6.500%	01/01/37	38	40,003
6.500%	09/01/37	7	7,141
6.625%	11/15/30(k)	945	1,064,662
7.000%	02/01/32	5	5,302
7.000%	05/01/32	6	5,968
7.000%	06/01/32	5	5,456
7.000%	07/01/32	11	11,728
7.125%	01/15/30(k)	3,600	4,079,878
Government National Mortgage Assoc.
2.000%	10/20/50	6,195	5,069,070
2.000%	01/20/51	4,131	3,379,916
2.000%	03/20/51	1,288	1,053,874
2.000%	07/20/51	1,410	1,153,641
2.000%	10/20/51	809	661,764
2.000%	11/20/51	454	371,738

A27

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
2.500%	03/20/43	285	$247,217
2.500%	12/20/46	263	228,174
2.500%	09/20/50	524	448,264
2.500%	10/20/50	2,402	2,051,959
2.500%	11/20/50	1,830	1,562,725
2.500%	02/20/51	3,613	3,083,130
2.500%	05/20/51	11,498	9,812,085
2.500%	07/20/51	2,816	2,402,689
3.000%	03/15/45	258	230,258
3.000%	11/20/45	330	297,155
3.000%	03/20/46	1,932	1,737,697
3.000%	07/20/46	1,258	1,130,758
3.000%	10/20/46	2,329	2,091,242
3.000%	02/20/47	642	576,383
3.000%	12/20/49	126	112,328
3.000%	01/20/50	1,117	994,821
3.000%	06/20/51	298	264,104
3.000%	10/20/51	3,957	3,506,542
3.000%	11/20/51	1,155	1,024,813
3.000%	12/20/51	1,333	1,181,048
3.500%	12/20/42	642	599,134
3.500%	05/20/43	132	122,681
3.500%	03/20/45	402	374,129
3.500%	04/20/45	540	501,891
3.500%	07/20/46	1,863	1,730,998
3.500%	06/20/49	2,832	2,600,691
3.500%	08/20/49	1,332	1,226,393
3.500%	03/20/50	1,882	1,728,690
3.500%	06/20/50	265	243,257
3.500%	08/20/50	289	265,763
3.500%	01/20/52	2,805	2,575,545
3.500%	02/20/52	5,216	4,788,356
4.000%	06/15/40	52	49,685
4.000%	05/20/41	96	92,200
4.000%	12/20/42	248	237,785
4.000%	08/20/44	88	83,760
4.000%	11/20/45	422	402,545
4.000%	12/20/45	465	443,930
4.000%	11/20/46	99	94,801
4.000%	09/20/47	1,281	1,212,477
4.000%	04/20/48	876	825,066
4.000%	02/20/49	710	670,636
4.000%	04/20/49	5,384	5,082,675
4.000%	01/20/50	1,400	1,319,933
4.000%	02/20/50	961	905,279
4.000%	07/20/50	1,560	1,469,843
4.000%	06/20/52	1,763	1,652,884
4.000%	08/20/52	1,844	1,729,853
4.500%	04/15/40	178	175,081
4.500%	01/20/41	444	436,676
4.500%	02/20/41	269	264,325
4.500%	06/20/44	290	284,464
4.500%	09/20/46	152	146,795
4.500%	11/20/46	272	266,260
4.500%	03/20/47	215	209,252
4.500%	05/20/48	216	210,559
4.500%	06/20/48	281	273,189
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.500%	08/20/48	934	$908,015
4.500%	10/20/52	4,031	3,870,586
5.000%	10/20/37	55	55,809
5.000%	04/20/45	287	288,904
5.000%	03/20/53	2,019	1,988,888
5.500%	TBA	4,500	4,504,151
5.500%	11/15/32	13	13,588
5.500%	02/15/33	17	17,976
5.500%	08/15/33	38	39,192
5.500%	08/15/33	53	54,982
5.500%	09/15/33	28	27,878
5.500%	10/15/33	28	27,812
5.500%	12/15/33	3	2,706
5.500%	04/15/34	103	105,719
5.500%	07/15/35	23	23,876
5.500%	02/15/36	68	69,493
5.500%	12/20/52	2,763	2,775,302
6.000%	02/15/33	1	1,213
6.000%	04/15/33	10	9,968
6.000%	09/15/33	7	6,919
6.000%	12/15/33	15	15,414
6.000%	12/15/33	52	52,867
6.000%	01/15/34	8	8,379
6.000%	01/15/34	11	11,625
6.000%	06/20/34	27	27,829
6.000%	07/15/34	60	62,485
6.000%	10/15/34	66	68,234
6.500%	12/15/30	2	1,800
6.500%	01/15/32	9	9,493
6.500%	02/15/32	5	5,165
6.500%	07/15/32	14	14,913
6.500%	08/15/32	3	2,722
6.500%	08/15/32	5	5,448
6.500%	08/15/32	14	14,784
6.500%	08/15/32	75	77,561
6.500%	06/15/35	11	11,298
6.500%	07/15/35	5	5,263
7.000%	06/20/54	5,500	5,682,706
7.000%	07/20/54	3,159	3,261,427
Tennessee Valley Authority, Sr. Unsec’d. Notes
1.500%	09/15/31	450	378,828
5.250%	02/01/55	2,280	2,260,517
Tennessee Valley Authority Generic Strips, Bonds
4.724%(s)	07/15/34	170	108,411

Total U.S. Government Agency Obligations (cost $463,428,544)			440,151,813
U.S. Treasury Obligations — 0.2%
U.S. Treasury Bonds
1.625%	11/15/50(h)	1,070	582,314
U.S. Treasury Strips Coupon
2.365%(s)	08/15/44	3,095	1,218,880
3.364%(s)	11/15/41	13,850	6,289,048
4.728%(s)	11/15/43	426	174,365
4.928%(s)	11/15/45	235	87,170

A28

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
5.331%(s)	02/15/40	405	$202,754

Total U.S. Treasury Obligations (cost $11,055,669)			8,554,531

Total Long-Term Investments (cost $3,572,232,706)			4,519,346,156

	Shares
Short-Term Investments — 5.8%
Affiliated Mutual Funds — 5.8%
PGIM Core Ultra Short Bond Fund(wb)	241,230,639	241,230,639
PGIM Institutional Money Market Fund (7-day effective yield 4.548%) (cost $37,195,351; includes $37,033,288 of cash collateral for securities on loan)(b)(wb)	37,292,815	37,270,439

Total Affiliated Mutual Funds (cost $278,425,990)		278,501,078

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) — 0.0%
U.S. Treasury Bills
4.217%	06/17/25	40	39,643
(cost $39,643)

Options Purchased*~ — 0.0%
(cost $1,929)	20,099

Total Short-Term Investments (cost $278,467,562)	278,560,820

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—100.1% (cost $3,850,700,268)	4,797,906,976

Options Written*~ — (0.0)%
(premiums received $11,018)	(29,366)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—100.1% (cost $3,850,689,250)	4,797,877,610

Liabilities in excess of other assets(z) — (0.1)%	(4,657,831)

Net Assets — 100.0%	$4,793,219,779

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
EUR	Euro
GBP	British Pound

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ADR	American Depositary Receipt
BABs	Build America Bonds
BARC	Barclays Bank PLC
CDX	Credit Derivative Index
CITI	Citibank, N.A.
CLO	Collateralized Loan Obligation
CVA	Certificate Van Aandelen (Bearer)
DAC	Designated Activity Company
DB	Deutsche Bank AG
EAFE	Europe, Australasia, Far East
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
GSI	Goldman Sachs International
IO	Interest Only (Principal amount represents notional)
JPM	JPMorgan Chase Bank N.A.
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
MSI	Morgan Stanley & Co International PLC
MTN	Medium Term Note
N/A	Not Applicable
OTC	Over-the-counter
PJSC	Public Joint-Stock Company
PO	Principal Only
PRFC	Preference Shares
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SSB	State Street Bank & Trust Company
STRIPs	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced
TD	The Toronto-Dominion Bank
USOIS	United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $628,472 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $35,935,443; cash collateral of $37,033,288 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

A29

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2025.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts:
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	2.000%	TBA	04/14/25	$(1,000)		$(794,578)
Federal National Mortgage Assoc.	4.000%	TBA	04/14/25	(10,000)		(9,317,123)
Federal National Mortgage Assoc.	4.000%	TBA	05/13/25	(7,500)		(6,977,002)
Federal National Mortgage Assoc.	4.500%	TBA	05/13/25	(3,500)		(3,346,132)
Government National Mortgage Assoc.	3.000%	TBA	04/21/25	(7,500)		(6,642,192)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $27,074,298)						$(27,077,027)
Options Purchased:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
3-Year Interest Rate Swap, 04/29/28	Call	CITI	04/25/25	3.36%	3.36%(A)	1 Day SOFR(A)/ 4.410%	1,155		$900
5-Year Interest Rate Swap, 06/27/30	Call	CITI	06/25/25	3.40%	3.40%(A)	1 Day SOFR(A)/ 4.410%	710		3,787
7-Year Interest Rate Swap, 05/29/32	Call	JPM	05/27/25	3.56%	3.56%(A)	1 Day SOFR(A)/ 4.410%	460		3,009
10-Year Interest Rate Swap, 09/29/35	Call	DB	09/25/25	3.53%	3.53%(A)	1 Day SOFR(A)/ 4.410%	350		4,954
3-Year Interest Rate Swap, 04/29/28	Put	CITI	04/25/25	4.11%	1 Day SOFR(A)/ 4.410%	4.11%(A)	1,155		139
5-Year Interest Rate Swap, 08/25/30	Put	JPM	08/21/25	4.21%	1 Day SOFR(A)/ 4.410%	4.21%(A)	925		3,157
7-Year Interest Rate Swap, 05/14/32	Put	JPM	05/12/25	4.30%	1 Day SOFR(A)/ 4.410%	4.30%(A)	1,355		707
10-Year Interest Rate Swap, 05/23/35	Put	CITI	05/21/25	4.10%	1 Day SOFR(A)/ 4.410%	4.10%(A)	835		3,033
10-Year Interest Rate Swap, 05/23/35	Put	CITI	05/21/25	4.50%	1 Day SOFR(A)/ 4.410%	4.50%(A)	835		413
Total Options Purchased (cost $1,929)									$20,099
A30

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$96.25		6		15	$(5,550)
3 Month SOFR	Put	12/12/25	$96.25		6		15	(3,713)
Total Exchange Traded (premiums received $9,182)								$(9,263)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
3-Year Interest Rate Swap, 04/29/28	Call	CITI	04/25/25	3.51%	1 Day SOFR(A)/ 4.410%	3.51%(A)	1,155		$(1,926)
5-Year Interest Rate Swap, 06/27/30	Call	CITI	06/25/25	3.15%	1 Day SOFR(A)/ 4.410%	3.15%(A)	1,420		(3,945)
7-Year Interest Rate Swap, 05/29/32	Call	JPM	05/27/25	3.31%	1 Day SOFR(A)/ 4.410%	3.31%(A)	460		(1,303)
7-Year Interest Rate Swap, 05/29/32	Call	JPM	05/27/25	3.41%	1 Day SOFR(A)/ 4.410%	3.41%(A)	460		(1,839)
10-Year Interest Rate Swap, 09/29/35	Call	DB	09/25/25	3.21%	1 Day SOFR(A)/ 4.410%	3.21%(A)	700		(4,995)
3-Year Interest Rate Swap, 04/29/28	Put	CITI	04/25/25	3.96%	3.96%(A)	1 Day SOFR(A)/ 4.410%	1,155		(525)
5-Year Interest Rate Swap, 08/25/30	Put	JPM	08/21/25	4.53%	4.53%(A)	1 Day SOFR(A)/ 4.410%	1,850		(2,832)
7-Year Interest Rate Swap, 05/14/32	Put	JPM	05/12/25	4.50%	4.50%(A)	1 Day SOFR(A)/ 4.410%	2,685		(421)
10-Year Interest Rate Swap, 05/23/35	Put	CITI	05/21/25	4.30%	4.30%(A)	1 Day SOFR(A)/ 4.410%	1,670		(2,317)
Total OTC Swaptions (premiums received $1,836)									$(20,103)
Total Options Written (premiums received $11,018)									$(29,366)
Futures contracts outstanding at March 31, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
402	2 Year U.S. Treasury Notes	Jun. 2025	$83,283,094	$437,946
558	10 Year U.S. Treasury Notes	Jun. 2025	62,060,063	803,535
146	10 Year U.S. Ultra Treasury Notes	Jun. 2025	16,662,250	163,547
950	20 Year U.S. Treasury Bonds	Jun. 2025	111,417,188	2,113,332
474	30 Year U.S. Ultra Treasury Bonds	Jun. 2025	57,946,500	606,861
2	Mini MSCI EAFE Index	Jun. 2025	241,630	(7,911)
1	S&P 500 E-Mini Index	Jun. 2025	282,663	(1,929)
				4,115,381
Short Positions:
7	5 Year Euro-Bobl	Jun. 2025	891,564	8,479
A31

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Futures contracts outstanding at March 31, 2025 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
187	5 Year U.S. Treasury Notes	Jun. 2025	$20,225,219	$(54,287)
2	10 Year Euro-Bund	Jun. 2025	278,608	7,632
				(38,176)
				$4,077,205
Forward foreign currency exchange contracts outstanding at March 31, 2025:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 04/02/25	SSB	GBP	7,278	$9,428,511	$9,401,270	$—	$(27,241)
Euro,
Expiring 04/02/25	SSB	EUR	54,543	59,077,692	58,982,997	—	(94,695)
				$68,506,203	$68,384,267	—	(121,936)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 04/02/25	TD	GBP	7,278	$9,191,485	$9,401,270	$—	$(209,785)
Expiring 05/02/25	SSB	GBP	7,278	9,427,822	9,400,685	27,137	—
Euro,
Expiring 04/02/25	MSI	EUR	8,062	8,489,633	8,718,798	—	(229,165)
Expiring 04/02/25	MSI	EUR	1,664	1,750,165	1,799,017	—	(48,852)
Expiring 04/02/25	SSB	EUR	44,817	47,005,380	48,465,181	—	(1,459,801)
Expiring 05/02/25	SSB	EUR	54,543	59,173,251	59,078,996	94,255	—
				$135,037,736	$136,863,947	121,392	(1,947,603)
						$121,392	$(2,069,539)
Credit default swap agreements outstanding at March 31, 2025:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Credit Suisse Group AG	06/20/26	1.000%(Q)		3,000	$(28,177)	$60,994	$(89,171)	BARC
Credit Suisse Group AG	06/20/26	1.000%(Q)		3,000	(28,177)	59,495	(87,672)	BARC
Credit Suisse Group AG	06/20/26	1.000%(Q)		3,000	(28,177)	66,926	(95,103)	BARC
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	765	101	(96)	197	BARC
					$(84,430)	$187,319	$(271,749)

A32

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Credit default swap agreements outstanding at March 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Bank of America Corp.	12/20/25	1.000%(Q)	2,000	0.269%	$11,147	$10,364	$783	GSI
Citigroup, Inc.	12/20/25	1.000%(Q)	2,000	0.245%	11,498	10,507	991	GSI
Hellenic Republic	06/20/27	1.000%(Q)	435	0.239%	7,237	6,740	497	BARC
Hellenic Republic	12/20/27	1.000%(Q)	325	0.305%	5,978	5,594	384	BARC
Kingdom of Norway	12/20/25	—%(Q)	4,390	0.036%	(1,146)	(1,565)	419	BARC
Kingdom of Spain	06/20/25	1.000%(Q)	1,110	0.066%	2,678	2,335	343	BARC
Morgan Stanley	12/20/25	1.000%(Q)	2,000	0.255%	11,361	10,364	997	GSI
Republic of Italy	06/20/25	1.000%(Q)	1,945	0.085%	4,607	4,089	518	BARC
					$53,360	$48,428	$4,932

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.44.V1	06/20/30	1.000%(Q)	14,062	$(249,405)	$(258,607)	$(9,202)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at March 31, 2025:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
137,160	05/07/25	4.321%(A)	1 Day USOIS(2)(A)/ 4.330%	$—	$(3,698)	$(3,698)
33,275	05/17/25	5.113%(T)	1 Day SOFR(2)(T)/ 4.410%	—	76,858	76,858
A33

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest rate swap agreements outstanding at March 31, 2025 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
29,210	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 4.410%	$—	$(81,141)	$(81,141)
17,045	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 4.410%	—	(93,184)	(93,184)
2,250	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.410%	416	(28,935)	(29,351)
2,685	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.410%	1,225,614	1,249,829	24,215
				$1,226,030	$1,119,729	$(106,301)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at March 31, 2025:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day SOFR -54bps(T)/ 3.870%	JPM	09/19/25	(7,357)	$20,820	$—	$20,820
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 4.530%	JPM	07/15/25	20,385	622,771	—	622,771
U.S. Treasury Bond(T)	1 Day USOIS +16bps(T)/ 4.490%	GSI	07/24/25	17,470	303,781	—	303,781
U.S. Treasury Bond(T)	1 Day USOIS +18bps(T)/ 4.510%	JPM	07/24/25	17,675	446,839	—	446,839
					$1,394,211	$—	$1,394,211
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A34